UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


[Background graphic omitted]



SEI INVESTMENTS




                                            Annual Report as of January 31, 2005



                                                          SEI Daily Income Trust



                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                           Ultra Short Bond Fund

TABLE OF CONTENTS



------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
------------------------------------------------------------
Report of Independent Registered Public Accounting Firm    7
------------------------------------------------------------
Statements of Net Assets/Schedule of Investments           8
------------------------------------------------------------
Statements of Assets and Liabilities                      33
------------------------------------------------------------
Statements of Operations                                  34
------------------------------------------------------------
Statements of Changes in Net Assets                       36
------------------------------------------------------------
Financial Highlights                                      40
------------------------------------------------------------
Notes to Financial Statements                             45
------------------------------------------------------------
Trustees and Officers of the Trust                        50
------------------------------------------------------------
Disclosure of Fund Expenses                               53
------------------------------------------------------------
Notice to Shareholders                                    55
------------------------------------------------------------
Shareholder Voting Results                                56
------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI DAILY INCOME TRUST -- JANUARY 31, 2005


Letter to Shareholders


TO OUR SHAREHOLDERS:
Overall, financial markets' activity was fairly positive throughout the fiscal year ended January 2005. Before advancing sharply in the final three months of the period, equity markets moved in a tunnel fashion for much of the year amid concern over inflation pressures, rising interest rates, the U.S. presidential election and looming geopolitical matters. Despite several shifts in the direction of interest rates, U.S. bond yields closed out the year virtually flat.

On the back of solid economic growth and benign inflation, the Federal Reserve--as anticipated--initiated tightening monetary policy by raising the target rate 25 basis points coming out of its June meeting. The Fed continued to raise rates in a `measured pace' through year's end, elevating the Fed Funds rate by a total of 125 basis points to 2.25%.

Investors' continued demand for credit risk amidst the economic recovery and continual improvement of the corporate sector via solid balance sheets and increased Mergers and Acquisitions activity helped to fuel the price of corporate funding using commercial paper and other corporate obligations.

As the Federal Reserve pushed short-term rates higher, investment in money market funds increased over the course of the fiscal year.

As always, we thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/Edward D. Loughlin

Edward D. Loughlin
President




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                      1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2005


Short-Duration Government Fund


Objectives

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests substantially all of its net assets in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is approximately three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

Market Overview

The year ended January 31, 2005 proved to be a challenging one for the U.S. bond market as investors had to contend with interest rate volatility, changing expectations of economic growth and inflation, as well as continuing geopolitical concerns. Interest rates declined in the beginning of 2004 as persistent softness in the labor market and muted inflation allowed the Federal Reserve (the "Fed") to maintain an accommodative monetary policy, thereby driving the yield on the two year Treasury notes to 1.46%. On June 30, 2004, the Fed actually delivered the first of five 25 basis point increases in rates. The dramatic rebound in the labor market over the ensuing months, however, when combined with the surge in GDP and the whiff of inflation caused market sentiment to swing into negative territory. Short-term rates climbed higher and Fed Funds futures priced in a steady pace of rate hikes, predicting a 3.0% to 3.5% level by the middle of 2005. Escalating oil prices and geopolitical tensions also added to market uncertainties during the period, leading to spurts of flights to quality and higher risk premium on lower quality assets. This 150 basis point flattening of the yield curve caused by short rates rising faster than longer rates, was primarily due to the moderating inflation and bank and foreign support for U.S. Treasuries and agency securities.

All of the spread sectors, except for U.S. Government Agency Securities, outperformed Treasuries for the period with the credit sector leading the pack again this year. Improving underlying credit trends, limited supply and investors increasing risk appetite were some of the factors supporting this sector. In general, credit spreads were slightly narrower and corporate event risk, while making an appearance again after a long period of dormancy, remained manageable. Lower default rates, tightening spreads and declining volatility propelled the mortgage-backed securities and asset-backed securities sectors to also outperform Treasuries.

Analysis

For the fiscal year ended January 31, 2005, the Short-Duration Government Fund, Class A posted a 0.96% return compared to a 0.67% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The Fund's defensive interest rate posture relative to the Index was additive to performance as interest rates rose for the year. Exposure to the Mortgage-Backed Securities sector was also a positive contributor to performance as volatility remained low allowing investors to benefit from incremental yield in a low interest rate environment.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                     Annualized Annualized Annualized Annualized
                           One Year    3-Year     5-Year     10-Year  Inception
                            Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Short-Duration
Government Fund, Class A     0.96%      2.58%      4.60%      5.36%     5.87%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graphic Omitted] Plot points are as follows:

                      Short Duration                 Merrill Lynch
                     Government Fund,            1-3 Year U.S. Treasury
                          Class A                      Bond Index

1/31/95                  $10,000                        $10,000
1/31/96                   11,027                         11,039
1/31/97                   11,536                         11,545
1/31/98                   12,371                         12,375
1/31/99                   13,173                         13,165
1/31/00                   13,466                         13,510
1/31/01                   14,697                         14,779
1/31/02                   15,620                         15,840
1/31/03                   16,446                         16,716
1/31/04                   16,701                         17,070
1/31/05                   16,861                         17,185

1 For the periods ended January 31, 2005. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
2                      SEI Daily Income Trust / Annual Report / January 31, 2005

Intermediate-Duration Government Fund


Objectives

The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is two and a half to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

Market Overview

The year ended January 31, 2005 proved to be a challenging one for the U.S. bond market as investors had to contend with interest rate volatility, changing expectations of economic growth and inflation, as well as continuing geopolitical concerns. Interest rates declined in the beginning of 2004 as persistent softness in the labor market and muted inflation allowed the Federal Reserve (the "Fed") to maintain an accommodative monetary policy, thereby driving the yield on the five year Treasury notes to 2.64%. On June 30, 2004, the Fed actually delivered the first of five 25 basis point increases in rates. The dramatic rebound in the labor market over the ensuing months, however, when combined with the surge in GDP and the whiff of inflation caused market sentiment to swing into negative territory. Short-term rates climbed higher and Fed Funds futures priced in a steady pace of rate hikes, predicting a 3.0% to 3.5% level by the middle of 2005. Escalating oil prices and geopolitical tensions also added to market uncertainties during the period, leading to spurts of flights to quality and higher risk premium on lower quality assets. The market ended the period with two year Treasury yields higher by 150 basis points while the yield on five year Treasuries increased only 50 basis points. This 100 basis point flattening of the yield curve, caused by short rates rising faster than longer rates, was primarily due to the moderating inflation and bank and foreign support for U.S. Treasuries and agency securities.

All of the spread sectors, except for agencies, outperformed Treasuries for the period with the credit sector leading the pack again this year. Improving underlying credit trends, limited supply and investors increasing risk appetite were some of the factors supporting this sector. In general, credit spreads were slightly narrower and corporate event risk, while making an appearance again after a long period of dormancy, remained manageable. Lower default rates, tightening spreads and declining volatility propelled the mortgage-backed securities and asset-backed securities sectors to also outperform Treasuries.

Analysis

For the fiscal year ended January 31, 2005, the Intermediate-Duration Government Fund, Class A posted a return of 1.85% versus the 1.48% return of its benchmark, the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The Fund's defensive interest rate posture relative to the Index was additive to performance as interest rates rose for the year. Exposure to the mortgage-backed securities sector was also a positive contributor to performance as volatility remained low allowing investors to benefit from incremental yield in a low interest rate environment. Additionally the Fund was positioned to benefit from the flattening of the yield curve.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                     Annualized Annualized Annualized Annualized
                           One Year    3-Year     5-Year     10-Year  Inception
                            Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Intermediate-Duration
Government Fund, Class A     1.85%      4.60%      6.64%      6.58%     6.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graphic Omitted] Plot points are as follows:

                  Intermediate Duration              Merrill Lynch
                     Government Fund,            3-5 Year U.S. Treasury
                          Class A                      Bond Index

1/31/95                  $10,000                        $10,000
1/31/96                   11,460                         11,516
1/31/97                   11,782                         11,855
1/31/98                   12,860                         12,956
1/31/99                   13,819                         13,996
1/31/00                   13,713                         13,846
1/31/01                   15,416                         15,623
1/31/02                   16,525                         16,812
1/31/03                   18,032                         18,564
1/31/04                   18,569                         19,217
1/31/05                   18,913                         19,502

1 For the periods ended January 31, 2005. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                      3

SEI DAILY INCOME TRUST -- JANUARY 31, 2005


GNMA Fund


Objectives

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association.

Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

Market Overview

The year ended January 31, 2005 proved to be a challenging one for the U.S. bond market as investors had to contend with interest rate volatility, changing expectations of economic growth and inflation, as well as continuing geopolitical concerns. Interest rates declined in the beginning of 2004 as persistent softness in the labor market and muted inflation allowed the Federal Reserve (the "Fed") to maintain an accommodative monetary policy, thereby driving the yield on the five year Treasury notes to 2.64%. On June 30, 2004, the Fed actually delivered the first of five 25 basis point increases in rates. The dramatic rebound in the labor market over the ensuing months, however, when combined with the surge in GDP and the whiff of inflation caused market sentiment to swing into negative territory. Short-term rates climbed higher and Fed Funds futures priced in a steady pace of rate hikes, predicting a 3.0% to 3.5% level by the middle of 2005. Escalating oil prices and geopolitical tensions also added to market uncertainties during the period, leading to spurts of flights to quality and higher risk premium on lower quality assets. The market ended the period with two year Treasury yields higher by 150 basis points while the yield on five year Treasuries increased only 50 basis points. This 100 basis point flattening of the yield curve, caused by short rates rising faster than long term rates was primarily due to the moderating inflation and bank and foreign support for U.S. Treasuries and agencies securities.

The mortgage-backed security sector performed exceptionally well, as it was one of the best performing sectors for the period, despite the initial bearish outlook for the sector fueled by expectations for rising long term interest rates and slowing prepayments. Lower default rates, tightening spreads and declining volatility propelled the mortgage-backed securities sector to another year of positive absolute and relative returns. The early decline in interest rates, followed by the sharp spike in rates in April, unsettled the sector, but that was the only period of volatility the market experienced in 2004. From that point forward, interest rates traded in a range and volatility dramatically declined to an eight year low. Positive fundamentals, including lower consumer default rates and strong technical conditions, such as limited supply, combined to more than offset the negative news at Fannie Mae, including the resignation of both Fannie Mae's chief executive and chief financial officers.

Analysis

For the fiscal year ending January 31, 2005, the GNMA Fund,
Class A posted a 3.64% return versus the 4.22% return of its benchmark, the Citigroup 30-Year GNMA Index. The Fund was positioned for rising interest rates and the resultant increase in volatility. However, while short term rates increased, yields on the longer end of the curve declined and volatility was non existent. This proved detrimental to the Fund's performance. Partially offsetting this was the positive contribution to performance due to an allocation to long U.S. Treasuries in the Fund.

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                     Annualized Annualized Annualized Annualized
                           One Year    3-Year     5-Year     10-Year  Inception
                            Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
GNMA Fund, Class A           3.64%      4.48%      6.77%      6.80%     7.13%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graphic Omitted] Plot points are as follows:

                        GNMA Fund,                 Citigroup 30-Year
                          Class A                      GNMA Index

1/31/95                  $10,000                        $10,000
1/31/96                   11,506                         11,537
1/31/97                   12,047                         12,203
1/31/98                   13,194                         13,340
1/31/99                   14,086                         14,231
1/31/00                   13,919                         14,301
1/31/01                   15,790                         16,293
1/31/02                   16,930                         17,543
1/31/03                   18,239                         18,923
1/31/04                   18,633                         19,514
1/31/05                   19,311                         20,337

1 For the periods ended January 31, 2005. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2005

Ultra Short Bond Fund


Objectives

The Ultra Short Bond Fund (the "Fund") seeks to provide a higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in investment grade U.S. dollar-denominated investments, including mortgage-backed securities, asset-backed securities, and U.S. dollar denominated investments of foreign issuers. The duration of the Fund's portfolio will range between six and eighteen months.

Strategy

The Fund seeks to provide a return in excess of the Lehman Brothers 9-12 Month Treasury Index and to manage risk through the use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the sub-adviser considers the shape of the yield curve, the extent of yield changes and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Market Overview

The year ended January 31, 2005 proved to be a challenging one for the U.S. bond market as investors had to contend with interest rate volatility, changing expectations of economic growth and inflation, as well as continuing geopolitical concerns. Interest rates declined in the beginning of 2004 as persistent softness in the labor market and muted inflation allowed the Federal Reserve (the "Fed") to maintain an accommodative monetary policy, thereby driving the yield on the two year Treasury notes to 1.46%. On June 30, 2004, the Fed actually delivered the first of five 25 basis point increases in rates. The dramatic rebound in the labor market over the ensuing months, however, when combined with the surge in GDP and the whiff of inflation, caused market sentiment to swing into negative territory. Short-term rates climbed higher and Fed Funds futures priced in a steady pace of rate hikes, predicting a 3.0% to 3.5% level by the middle of 2005. Escalating oil prices and geopolitical tensions also added to market uncertainties during the period, leading to spurts of flights to quality and higher risk premium on lower quality assets. The market ended the period with short rates higher by 150 basis points and with only moderate inflation expectations. The yield curve reacted as expected, by flattening approximately 40 basis points between the Fed Funds rate and three year Treasury notes.

All of the spread sectors, except for agencies, outperformed Treasuries for the period with the credit sector leading the pack again this year. Improving underlying credit trends, limited supply and investors increasing risk appetite were some of the factors supporting this sector. In general, credit spreads were slightly narrower and corporate event risk, while making an appearance again after a long period of dormancy, remained manageable. Lower default rates, tightening spreads and declining volatility propelled the mortgage-backed securities and asset-backed securities sectors to also outperform Treasuries.

Analysis

For the fiscal year ended January 31, 2005, the Ultra Short Bond Fund, Class A returned 1.11%, versus the 0.92% return of its benchmark, the Lehman Brothers 9-12 Month Treasury Index. The Fund's defensive interest rate posture relative to the Index was additive to performance as interest rates rose for the year. Exposure to non-Treasury sectors, especially asset-backed securities and corporate bonds, was also a positive contributor to performance as investors sought incremental yield in a low interest rate environment.

Ultra Short Bond Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                     Annualized Annualized Annualized Annualized
                           One Year    3-Year     5-Year     10-Year  Inception
                            Return     Return     Return     Return    to Date
--------------------------------------------------------------------------------
Ultra Short Bond Fund
Fund, Class A                1.11%      2.02%     4.09%       4.99%      4.73%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Bond Fund, Class A, versus the Lehman Brothers 9-12 Month Treasury Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graphic Omitted] Plot points are as follows:

                        Ultra Short                   Lehman Brothers
                         Bond Fund,                     9-12 Month
                          Class A                     Treasury Index

1/31/95                  $10,000                        $10,000
1/31/96                   10,865                         10,759
1/31/97                   11,431                         11,359
1/31/98                   12,150                         12,070
1/31/99                   12,832                         12,769
1/31/00                   13,315                         13,326
1/31/01                   14,441                         14,334
1/31/02                   15,319                         15,123
1/31/03                   15,832                         15,569
1/31/04                   16,087                         15,798
1/31/05                   16,265                         15,944

1 For the periods ended January 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                      5

SEI DAILY INCOME TRUST -- JANUARY 31, 2005




                     DEFINITION OF THE COMPARATIVE INDICES*


CITIGROUP 30-YEAR GNMA INDEX is a widely-recognized, market weighted index of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

LEHMAN BROTHERS 9-12 MONTH TREASURY INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

*An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.




--------------------------------------------------------------------------------
6                      SEI Daily Income Trust / Annual Report / January 31, 2005

SEI DAILY INCOME TRUST -- JANUARY 31, 2005


Report of Independent Registered Public Accounting Firm


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:
We have audited the accompanying statements of net assets of the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Short-Duration Government Fund, GNMA Fund, and Ultra-Short Bond Fund, and statements of assets and liabilities, including the schedules of investments of Treasury II Fund and Intermediate-Duration Government Fund (comprising SEI Daily Income Trust) (the "Trust") as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through January 31, 2002 were audited by other auditors who have ceased operations and whose report dated March 15, 2002 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the broker were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SEI Daily Income Trust at January 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/Ernst & Young LLP




Philadelphia, Pennsylvania
March 11, 2005




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                      7

STATEMENT OF NET ASSETS


Money Market Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
33.8%   Corporate Bonds
21.8%   U.S. Government Agency Obligations
17.8%   Commercial Paper
16.5%   Certificates of Deposit
4.6%    Insurance Funding Agreements
2.9%    Extendable Commercial Note
2.2%    Repurchase Agreements
0.4%    Municipal Bonds
*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
CORPORATE BONDS -- 33.8%
ASSET BACKED - DIVERSIFIED OPERATIONS (E) -- 0.6%
   Permanent Financing PLC,
     Ser 4, Cl 1A (B)
        2.370%, 02/10/05               $ 5,000        $  5,000
                                                      ---------
ASSET BACKED - FINANCIAL SERVICES (E) -- 18.3%
   Beta Finance Incorporated
     MTN (B) (F)
        2.470%, 02/24/05                20,000          19,996
   Beta Finance Incorporated
     MTN, Ser 1 (B) (F)
        2.307%, 04/26/05                 5,000           5,000
   CC USA Incorporated MTN (B) (F)
        2.480%, 02/25/05                20,000          19,996
   CC USA Incorporated MTN (F)
        2.485%, 11/04/05                 7,000           6,999
   K2 LLC MTN, Ser 1 (B) (F)
        2.440%, 02/15/05                10,000           9,999
   Links Finance Incorporated MTN (F)
        1.880%, 06/20/05                16,500          16,479
        2.180%, 07/15/05                10,000          10,000
   Premier Asset Collateralized
     Entity LLC MTN (B) (F)
        2.410%, 02/14/05                10,000          10,000
   Sigma Finance Incorporated
     MTN (B) (F)
        2.216%, 02/14/05                10,000           9,998
        2.465%, 02/15/05                 3,000           3,000
        2.430%, 03/10/05                15,000          14,997
   Sigma Finance Incorporated
     MTN, Ser 1 (B) (F)
        2.320%, 02/01/05                10,000          10,000
   White Pine Finance (B)
        2.410%, 02/14/05                10,000           9,999
        2.490%, 02/25/05                10,000           9,999
                                                      ---------
                                                       156,462
                                                      ---------

---------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
ASSET BACKED - OTHER (E) -- 6.1%
   GSTR, Ser 2002-2A, Cl A1MB (B) (F)
        2.604%, 02/25/05               $   667        $    667
   Harrier Finance Funding LLC
     MTN (B) (F)
        2.500%, 02/25/05                15,000          15,000
   Holmes Financing PLC, Ser 8,
     Cl 1A (B)
        2.430%, 02/15/05                20,000          20,000
   Residential Mortgage Securities,
     Ser 17A, Cl A1 (B) (F)
        2.450%, 02/14/05                16,261          16,261
                                                      ---------
                                                        51,928
                                                      ---------
AUTOMOTIVE -- 3.5%
   Toyota Motor Credit Corporation
     MTN (B)
        2.480%, 02/09/05                20,000          20,014
   Toyota Motor Credit Corporation
     MTN, Ser 1 (B)
        2.470%, 03/30/05                10,000          10,000
                                                      ---------
                                                        30,014
                                                      ---------
BANKS -- 1.2%
   Wells Fargo Bank N.A. (B)
        2.290%, 03/21/05                10,000          10,000
                                                      ---------
INVESTMENT BANKER/BROKER DEALER -- 4.1%
   Goldman Sachs Group
     Incorporated (B)
        2.502%, 02/14/05                10,000          10,000
   Merrill Lynch & Company
     Incorporated (B)
        2.240%, 02/17/05                20,000          20,000
        2.600%, 02/25/05                 5,000           5,001
                                                      ---------
                                                        35,001
                                                      ---------
Total Corporate Bonds
   (Cost $288,405) ($ Thousands)                       288,405
                                                      ---------

CERTIFICATES OF DEPOSIT -- 16.5%
   BB&T Corporation (B)
        2.190%, 02/10/05                20,000          19,995
   Banque National De Paris (B)
        2.292%, 04/15/05                 8,500           8,500
   Barclays Bank PLC NY (B)
        2.448%, 03/29/05                20,000          19,992
   Canadian Imperial Bank of
     Commerce NY
        2.800%, 12/16/05                 5,000           5,000
        2.955%, 12/30/05                10,000          10,000

--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2005

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
   Credit Agricole NY (B)
        2.295%, 04/21/05               $10,000        $ 10,000
   Credit Suisse First Boston NY
        2.750%, 11/14/05                 5,000           5,000
   Credit Suisse First Boston NY (B)
        2.480%, 02/22/05                30,000          29,998
        2.570%, 03/29/05                 5,000           5,000
        2.520%, 04/05/05                 5,000           5,000
   Landesbank Hessen-Thueringen GZ
        3.250%, 02/17/06                10,000          10,000
   Toronto Dominion Bank
        2.350%, 09/08/05                10,000           9,999
   Wells Fargo Bank N.A. (B)
        2.290%, 04/29/05                 2,000           2,000
                                                      ---------
Total Certificates of Deposit
   (Cost $140,484) ($ Thousands)                       140,484
                                                      ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.7%
   FHLB
        1.400%, 02/25/05 to 04/15/05    15,000          14,999
        1.450%, 03/11/05                10,000          10,000
        1.380%, 04/15/05                15,000          15,000
        1.300%, 04/25/05                10,000          10,000
        1.550%, 05/04/05                 5,000           5,000
   FHLB (B)
        2.315%, 03/08/05                25,000          24,992
        2.405%, 03/15/05                25,000          24,999
        2.255%, 04/03/05                10,000           9,998
   FHLMC (B)
        1.500%, 02/14/05                10,000          10,000
        2.415%, 03/09/05                15,000          15,000
   FNMA DN (A)
        1.458%, 03/04/05                 5,000           4,994
        2.208%, 05/05/05                 5,000           4,972
   FNMA (B)
        2.330%, 03/09/05                10,000           9,995
        2.455%, 04/06/05                25,000          24,993
                                                      ---------
Total U.S. Government Agency Obligations
   (Cost $184,942) ($ Thousands)                       184,942
                                                      ---------

COMMERCIAL PAPER (A) -- 17.8%
ASSET BACKED - FINANCIAL SERVICES (E) -- 5.3%
   Concord Minutemen Capital
        2.475%, 02/17/05                45,000          44,951
                                                      ---------
ASSET BACKED - OTHER (E) -- 9.9%
   Compass Securitization Ltd.
        2.364%, 02/28/05                45,000          44,921
   Grampian Funding LLC
        2.273%, 02/18/05                40,000          39,957
                                                      ---------
                                                        84,878
                                                      ---------
BANKS -- 0.6%
   HBOS Treasury Services PLC
        1.756%, 02/10/05                5,000           4,998
                                                      ---------

---------------------------------------------------------------
                                  Face Amount             Value
Description                     ($ Thousands)     ($ Thousands)
---------------------------------------------------------------
FINANCIAL SERVICES -- 1.2%
   General Electric Capital Services
        1.766%, 02/09/05               $10,000        $  9,996
                                                      ---------
INVESTMENT BANKER/BROKER DEALER -- 0.8%
   Goldman Sachs Group Incorporated
        2.400%, 08/10/05                 7,000           6,913
                                                      ---------
Total Commercial Paper
   (Cost $151,736) ($ Thousands)                       151,736
                                                      ---------

INSURANCE FUNDING AGREEMENTS (B)(C) -- 4.6%
   Metropolitan Life Insurance Company
        2.240%, 02/01/05                30,000          30,000
   Monumental Life Insurance Company
        2.560%, 03/01/05                 9,500           9,500
                                                      ---------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                         39,500
                                                      ---------

EXTENDABLE COMMERCIAL NOTE (A) -- 2.9%
   MBNA Credit Card Master Trust
        2.414%, 03/07/05                25,000          24,943
                                                      ---------
Total Extendable Commercial Note
   (Cost $24,943) ($ Thousands)                         24,943
                                                      ---------

MUNICIPAL BONDS -- 0.4%
   California State, Housing Finance
     Authority, Ser K, RB, FSA (B)
        2.360%, 02/01/05                   700             700
   California State, Tax & Revenue
     Anticipation Authority,
     Ser C1, RB, FSA
        3.000%, 06/30/05                 3,000           3,005
                                                      ---------
Total Municipal Bonds
   (Cost $3,705) ($ Thousands)                           3,705
                                                      ---------

REPURCHASE AGREEMENT (D) -- 2.2%
   Deutsche Bank
     2.500%, dated 01/31/05, to be
     repurchased on 02/01/05,
     repurchase price $18,845,309
     (collateralized by FHLB Discount
     Note, par value $19,227,000,
     2.701%(A), 02/04/05, with total
     market value $19,221,232)          18,844          18,844
                                                      ---------
Total Repurchase Agreement
   (Cost $18,844) ($ Thousands)                         18,844
                                                      ---------
Total Investments -- 99.9%
   (Cost $852,559) ($ Thousands)                       852,559
                                                      ---------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                      9

STATEMENT OF NET ASSETS


Money Market Fund (Concluded)
January 31, 2005
---------------------------------------------------------------
                                                          Value
Description                                       ($ Thousands)
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Income Distribution Payable                           $   (723)
Shareholder Servicing Fees Payable                        (154)
Payable for Fund Shares Redeemed                          (139)
Administration Fees Payable                               (109)
Investment Advisory Fees Payable                           (18)
Trustees' Fees Payable                                      (1)
Other Assets and Liabilities, Net                        2,245
                                                      ---------
Total Other Assets and Liabilities                       1,101
                                                      ---------
Net Assets -- 100.0%                                  $853,660
                                                      =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $853,654
Undistributed net investment income                          1
Accumulated net realized gain on investments                 5
                                                      ---------
Net Assets -- 100.0%                                  $853,660
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($524,849,215 / 524,854,135 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($107,649,584 / 107,640,118 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($152,060,436 / 152,070,280 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($69,100,663 / 69,098,596 shares)                     $1.00
                                                      =========


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2005. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2005, the value of these securities at amortized cost amounted to approximately $39,500,000 representing 4.6% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
NY -- New York
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2005

Government Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
89.8%   U.S. Government Agency Obligations
10.2%   Repurchase Agreements
*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 93.6%
   FFCB
        2.500%, 11/15/05               $10,000        $  9,976
   FFCB (B)
        2.370%, 02/18/05                20,000          19,994
        2.498%, 02/28/05                30,000          29,996
   FHLB
        1.400%, 02/25/05                 5,000           5,000
        1.500%, 03/01/05                 6,000           6,000
        1.625%, 04/15/05                 5,000           5,003
        1.380%, 04/15/05                 4,000           4,000
        1.350%, 04/15/05                 5,000           5,000
        1.300%, 04/25/05                10,000          10,000
        1.590%, 08/12/05                 8,000           7,980
        2.250%, 08/30/05                 7,000           6,993
        2.125%, 09/20/05                 8,000           7,979
   FHLB DN (A)
        2.392%, 02/10/05                40,000          39,976
        2.324%, 02/18/05                50,000          49,945
   FHLB (B)
        2.105%, 02/10/05                10,000           9,993
        2.380%, 02/16/05                35,000          34,993
        2.454%, 02/26/05                15,000          14,998
        2.345%, 03/12/05                20,000          19,994
        2.340%, 03/14/05                15,000          14,984
        2.450%, 03/21/05                65,000          65,001
   FHLMC
        1.750%, 05/15/05 to 01/09/06    20,000          19,918
   FHLMC DN(A)
        1.948%, 03/08/05                20,000          19,963
   FNMA
        1.400%, 02/15/05                 7,000           7,000
        1.270%, 04/25/05                 6,000           5,993
   FNMA DN (A)
        1.964%, 03/09/05                25,000          24,951
        2.522%, 04/06/05                30,000          29,866
        2.790%, 11/10/05                10,000           9,787
   FNMA (B)
        2.505%, 02/01/05                70,000          70,001
        2.330%, 03/09/05                14,000          13,993
        2.455%, 04/06/05                30,000          29,991
                                                      ---------
Total U.S. Government Agency Obligations
   (Cost $599,268) ($ Thousands)                       599,268
                                                      ---------

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
REPURCHASE AGREEMENT (C) -- 10.6%
   Deutsche Bank
     2.500%, dated 01/31/05, to be
     repurchased on 02/01/05,
     repurchase price $68,194,735
     (collateralized by various
     FFCB/FHLB/FHLMC obligations,
     ranging in par value $1,981,000-
     $29,000,000, 1.875%-3.375%,
     06/26/06-10/05/07, with total
     market value $69,554,529)         $68,190        $ 68,190
                                                      ---------
Total Repurchase Agreement
   (Cost $68,190) ($ Thousands)                         68,190
                                                      ---------
Total Investments -- 104.2%
   (Cost $667,458) ($ Thousands)                       667,458
                                                      ---------

OTHER ASSETS AND LIABILITIES -- (4.2)%
Payable for Fund Shares Redeemed                       (27,339)
Income Distribution Payable                               (675)
Shareholder Servicing Fees Payable                         (94)
Administration Fees Payable                                (91)
Investment Advisory Fees Payable                           (13)
Trustees' Fees Payable                                      (2)
Other Assets and Liabilities, Net                        1,045
                                                      ---------
Total Other Assets and Liabilities                     (27,169)
                                                      ---------
Net Assets -- 100.0%                                  $640,289
                                                      =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $640,362
Accumulated net realized loss on investments               (73)
                                                      ---------
Net Assets -- 100.0%                                  $640,289
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($369,439,632 / 369,469,040 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($156,741,169 / 156,760,527 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($86,267,594 / 86,287,964 shares)                     $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($27,840,917 / 27,844,765 shares)                     $1.00
                                                      =========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2005. The date shown is the earlier of the reset date or the demand date.
(C) Tri-Party Repurchase Agreement.
DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     11

STATEMENT OF NET ASSETS


Government II Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
96.0%   U.S. Government Agency Obligations
4.0%    U.S. Treasury Obligations
*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 95.9%
   FFCB
        2.500%, 11/15/05              $ 10,000        $  9,976
   FFCB (B)
        2.370%, 02/18/05                30,000          29,991
   FHLB
        1.400%, 02/25/05 to 04/15/05    10,000          10,000
        1.500%, 03/01/05                 7,000           7,000
        1.450%, 03/11/05                 5,000           5,000
        1.625%, 04/15/05                 5,000           5,003
        1.380%, 04/15/05                 5,000           5,000
        1.350%, 04/15/05                10,000          10,000
        1.300%, 04/25/05                 5,000           5,000
        1.590%, 08/12/05                10,000           9,975
        3.250%, 08/15/05                 1,840           1,845
        2.250%, 08/30/05                 7,000           6,993
        2.125%, 09/20/05                 8,000           7,979
        6.500%, 11/15/05                 7,000           7,198
   FHLB DN (A)
        2.380%, 02/01/05                37,199          37,199
        2.392%, 02/10/05                40,000          39,976
        2.324%, 02/16/05               100,000          99,903
        2.514%, 04/22/05                29,248          29,086
   FHLB (B)
        1.600%, 02/06/05                14,000          13,992
        2.105%, 02/10/05                10,000           9,993
        2.380%, 02/16/05                35,000          34,993
        2.454%, 02/26/05                30,000          29,996
        2.256%, 02/26/05                15,000          14,994
        2.345%, 03/12/05                30,000          29,991
        2.340%, 03/14/05                15,000          14,984
        2.450%, 03/21/05               100,000         100,001
        2.434%, 03/28/05                20,000          19,987
        2.300%, 04/07/05                70,000          70,002
                                                      ---------
Total U.S. Government Agency Obligations
   (Cost $666,057) ($ Thousands)                       666,057
                                                      ---------

U.S. TREASURY OBLIGATIONS -- 4.1%
   U.S. Treasury Bills (A)
        2.327%, 04/21/05                23,152          23,034
   U.S. Treasury Notes
        1.500%, 02/28/05                 5,000           5,001
                                                      ---------
Total U.S. Treasury Obligations
   (Cost $28,035) ($ Thousands)                         28,035
                                                      ---------
Total Investments -- 100.0%
   (Cost $694,092) ($ Thousands)                       694,092
                                                      ---------

---------------------------------------------------------------
                                                          Value
Description                                       ($ Thousands)
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Income Distribution Payable                           $ (1,012)
Administration Fees Payable                                (98)
Shareholder Servicing Fees Payable                         (48)
Investment Advisory Fees Payable                           (14)
Trustees' Fees Payable                                      (2)
Other Assets and Liabilities, Net                        1,444
                                                      ---------
Total Other Assets and Liabilities                         270
                                                      ---------
Net Assets -- 100.0%                                  $694,362
                                                      =========
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $694,411
Distribution in excess of net investment income             (1)
Accumulated net realized loss on investments               (48)
                                                      ---------
Net Assets -- 100.0%                                  $694,362
                                                      =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($515,216,565 / 515,340,718 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($160,508,958 / 160,502,776 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($18,636,676 / 18,628,576 shares)                     $1.00
                                                      =========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2005. The date shown is the earlier of the reset date or the demand date.
DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2005

Prime Obligation Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
31.7%   U.S. Government Agency Obligations
25.7%   Corporate Bonds
18.4%   Commercial Paper
6.1%    Extendable Commercial Notes
7.3%    Insurance Funding Agreements
8.9%    Repurchase Agreements
1.1%    Certificates of Deposit
0.8%    Municipal Bonds

*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.3%
   FHLB
        1.400%, 02/25/05 to 04/15/05  $ 30,000      $   29,999
        1.450%, 03/11/05                25,000          25,000
        4.625%, 04/15/05                17,520          17,632
        1.380%, 04/15/05                25,000          25,000
        1.300%, 04/25/05                75,000          75,000
        1.550%, 05/04/05                20,000          20,000
   FHLB (B)
        2.288%, 02/03/05                50,000          49,984
        2.454%, 02/26/05                60,000          59,993
        2.315%, 03/08/05               100,000          99,967
        2.405%, 03/15/05                50,000          49,999
        2.255%, 04/03/05               125,000         124,971
        2.300%, 04/07/05                40,000          40,001
   FHLMC DN (A)
        1.334%, 02/08/05                46,000          45,988
   FHLMC (B)
        2.330%, 02/01/05                65,000          65,000
        2.090%, 02/01/05                60,000          60,000
        1.500%, 02/14/05                50,000          50,000
        2.415%, 03/09/05                50,000          50,000
   FNMA DN (A)
        1.522%, 04/01/05                40,000          39,902
        1.996%, 04/29/05               100,000          99,526
        2.208%, 05/05/05                45,000          44,747
   FNMA (B)
        2.300%, 02/08/05               100,000          99,964
        2.420%, 02/18/05                25,000          25,000
        2.307%, 03/06/05                75,000          74,973
        2.330%, 03/09/05                60,000          59,970
        2.430%, 04/03/05               100,000          99,956
                                                    -----------
Total U.S. Government Agency Obligations
   (Cost $1,432,572) ($ Thousands)                   1,432,572
                                                    -----------



---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
CORPORATE BONDS -- 26.1%
ASSET BACKED - FINANCIAL SERVICES (E) (F) -- 13.4%
   Beta Finance Incorporated
     MTN (B)
        2.470%, 02/24/05              $ 50,000      $   49,990
   Beta Finance Incorporated
     MTN, Ser 1 (B)
        2.307%, 04/26/05                15,000          15,000
   CC USA Incorporated MTN
        2.485%, 11/04/05                25,000          24,995
   K2 (USA) LLC MTN (B)
        2.480%, 02/25/05                37,000          36,993
   Links Finance Incorporated
     MTN
        2.180%, 07/15/05                25,000          24,999
   Sigma Finance Incorporated
     MTN (B)
        2.216%, 02/14/05                10,000           9,998
        2.465%, 02/15/05                30,000          30,000
        2.430%, 03/10/05                20,000          19,996
        2.630%, 04/18/05               100,000          99,968
   Sigma Finance Incorporated
     MTN, Ser 1 (B)
        2.320%, 02/01/05                40,000          40,000
   Tango Finance Corporation
     MTN (B)
        2.458%, 02/15/05                50,000          49,995
        2.458%, 02/21/05                49,500          49,499
   White Pine Finance LLC
     MTN (B)
        2.370%, 02/08/05                10,000           9,999
        2.400%, 02/14/05                40,000          39,996
        2.470%, 02/23/05                30,000          29,999
   White Pine Finance LLC
     MTN, Ser 1 (B)
        2.500%, 02/25/05                65,000          64,987
                                                    -----------
                                                       596,414
                                                    -----------
ASSET BACKED - OTHER (B) (E) (F) -- 5.5%
   GSTR, Ser 2002-2A, Cl A1MB
        2.604%, 02/25/05                 2,382           2,382
   Harrier Finance Funding LLC MTN
        2.500%, 02/25/05                52,500          52,500
   Premier Asset Collateralized
     Entity LLC MTN
        2.410%, 02/14/05                25,000          25,000
   Sedna Financial Incorporated MTN
        2.490%, 02/25/05                88,000          87,992
   Whistlejacket Capital LLC MTN
        2.550%, 03/04/05                75,000          74,989
                                                    -----------
                                                       242,863
                                                    -----------

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                    13

STATEMENT OF NET ASSETS


Prime Obligation Fund (Concluded)
January 31, 2005
---------------------------------------------------------------
                                  Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
AUTOMOTIVE -- 0.8%
   Toyota Motor Credit Corporation
     MTN, Ser 1 (B)
        2.470%, 03/30/05              $ 35,000      $   34,999
                                                    -----------
BANKS -- 3.3%
   Citicorp
        7.125%, 09/01/05                10,000          10,247
   Fifth Third Bank (B)
        2.300%, 04/28/05                75,000          74,998
   Wells Fargo Bank N.A. (B)
        2.290%, 03/21/05                60,000          60,000
                                                    -----------
                                                       145,245
                                                    -----------
INVESTMENT BANKER/BROKER DEALER -- 3.1%
   Goldman Sachs Group
     Incorporated (B)
        2.502%, 02/14/05                20,000          20,000
   Merrill Lynch & Company
     Incorporated (B)
        2.340%, 03/01/05                40,000          40,000
        2.240%, 02/17/05                80,000          80,000
                                                    -----------
                                                       140,000
                                                    -----------
Total Corporate Bonds
   (Cost $1,159,521) ($ Thousands)                   1,159,521
                                                    -----------

COMMERCIAL PAPER (A) -- 18.8%
ASSET BACKED - FINANCIAL SERVICES (E) -- 11.2%
   Amstel Funding Corporation
        2.313%, 02/22/05               100,000          99,866
        2.435%, 03/15/05                22,000          21,938
        2.594%, 06/02/05                75,000          74,355
   Aspen Funding Corporation
        1.847%, 02/11/05                50,000          49,974
   Concord Minutemen Capital
        2.475%, 02/17/05               200,407         200,187
   White Pine Finance LLC
        2.677%, 05/06/05                50,756          50,405
                                                    -----------
                                                       496,725
                                                    -----------
ASSET BACKED - OTHER (E) -- 6.8%
   Chesham Finance LLC
        2.364%, 02/07/05                75,000          74,971
        2.405%, 02/14/05               100,000          99,913
   Compass Securitization Ltd.
        2.364%, 02/28/05               126,970         126,746
                                                    ----------
                                                       301,630
                                                    ----------



---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 0.8%
   Goldman Sachs Group Incorporated
        2.400%, 08/10/05              $ 34,000      $   33,577
                                                    -----------
Total Commercial Paper
   (Cost $831,932) ($ Thousands)                       831,932
                                                    -----------

INSURANCE FUNDING AGREEMENTS (B)(C) -- 7.4%
   Metropolitan Life Insurance Company
        2.240%, 02/01/05               160,000         160,000
   Monumental Life Insurance Company
        2.560%, 03/01/05               101,500         101,500
   Travelers Insurance Corporation
        2.480%, 02/28/05                68,000          68,000
                                                    -----------
Total Insurance Funding Agreements
   (Cost $329,500) ($ Thousands)                       329,500
                                                    -----------

EXTENDABLE COMMERCIAL NOTES (A) -- 6.2%
   Discover Card Master Trust
        2.313%, 02/22/05               100,000          99,866
   MBNA Credit Card Master Trust
        2.302%, 02/10/05               175,000         174,900
                                                    -----------
Total Extendable Commercial Notes
   (Cost $274,766) ($ Thousands)                       274,766
                                                    -----------

CERTIFICATES OF DEPOSIT -- 1.1%
   BB&T Corporation (B)
        2.190%, 02/10/05                10,000           9,998
   Wells Fargo Bank N.A. (B)
        2.290%, 04/29/05                40,000          39,999
                                                    -----------
Total Certificates of Deposit
   (Cost $49,997) ($ Thousands)                         49,997
                                                    -----------

MUNICIPAL BONDS -- 0.8%
   California State, Housing Finance
     Authority, Ser K, RB, FSA (B)
        2.360%, 02/01/05                20,700          20,700
   California State, Tax & Revenue
     Anticipation Authority,
     Ser C1, RB, FSA
        3.000%, 06/30/05                15,000          15,027
                                                    -----------
Total Municipal Bonds
   (Cost $35,727) ($ Thousands)                         35,727
                                                    -----------



--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2005

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 9.0%
   Deutsche Bank
     2.500%, dated 01/31/05, to be
     repurchased on 02/01/05,
     repurchase price $401,579,886
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $1,845,000-
     $70,000,000, 1.305%-5.250%,
     04/22/05-01/15/09, with total
     market value $409,583,171)       $401,552      $  401,552
                                                    -----------
Total Repurchase Agreement
   (Cost $401,552) ($ Thousands)                       401,552
                                                    -----------
Total Investments -- 101.7%
   (Cost $4,515,567) ($ Thousands)                   4,515,567
                                                    -----------

OTHER ASSETS AND LIABILITIES -- (1.7)%
Payable for Investment Securities Purchased            (74,989)
Income Distribution Payable                             (5,132)
Payable for Fund Shares Redeemed                        (1,040)
Administration Fees Payable                               (613)
Shareholder Servicing Fees Payable                        (581)
Investment Advisory Fees Payable                           (90)
Trustees' Fees Payable                                      (8)
Other Assets and Liabilities, Net                        7,793
                                                    -----------
Total Other Assets and Liabilities                     (74,660)
                                                    -----------
Net Assets -- 100.0%                                $4,440,907
                                                    ===========


---------------------------------------------------------------
                                                          Value
Description                                       ($ Thousands)
---------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)        $4,440,992
Undistributed net investment income                         1
Accumulated net realized loss on investments              (86)
                                                    -----------
Net Assets -- 100.0%                                $4,440,907
                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,972,833,464 / 2,973,006,569 shares)               $1.00
                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($663,634,853 / 663,612,767 shares)                   $1.00
                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($730,310,406 / 730,249,158 shares)                   $1.00
                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($41,220,865 / 41,221,984 shares)                     $1.00
                                                    ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($32,907,807 / 32,903,274 shares)                     $1.00
                                                    ===========

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2005. The date shown is the earlier of the reset date or the demand date.
(C) These obligations were acquired for investment, not with the intention to sell. These securities were sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2005, the value of these securities at amortized cost amounted to approximately $329,500,000 representing 7.4% of the net assets of the Fund.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
Cl -- Class
DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     15

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS


Treasury Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
61.1%   Repurchase Agreements
38.9%   U.S. Treasury Obligations

*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 42.5%
   U.S. Treasury Bills (A)
        2.301%, 04/28/05              $ 30,000        $ 29,837
        2.476%, 05/05/05                60,000          59,619
   U.S. Treasury Notes
        1.500%, 02/28/05                18,500          18,496
        1.625%, 03/31/05 to 04/30/05   152,500         152,393
        6.750%, 05/15/05                 5,000           5,065
        5.750%, 11/15/05                 6,000           6,154
        1.875%, 11/30/05                10,000           9,935
                                                      ---------
Total U.S. Treasury Obligations
   (Cost $281,499) ($ Thousands)                       281,499
                                                      ---------

REPURCHASE AGREEMENTS -- 66.5%
   ABN Amro (B)
     2.450%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $145,009,868
     (collateralized by various
     FHLMC/ FNMA obligations,
     ranging in par value $18,360,000-
     $126,219,000, 4.625%-4.650%,
     10/10/13-10/15/14, with total
     market value $147,900,824)        145,000         145,000
   Deutsche Bank (C)
     1.200%, dated 03/26/04,
     to be repurchased on 04/26/05,
     repurchase price $10,132,000
     (collateralized by U.S. Treasury
     Note, par value $10,022,000,
     4.250%, 11/15/14, with total
     market value $10,200,292)          10,000          10,000
   Lehman Brothers (B)
     2.400%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $142,026,468
     (collateralized by U.S. Treasury
     Bond and Note, ranging in par
     value $33,488,000-$94,840,000,
     2.750%-8.750%, with total market
     value $144,832,229)               142,017         142,017



---------------------------------------------------------------
                                  Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
   Morgan Stanley (B)
     2.420%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $145,009,747
     (collateralized by various U.S.
     Treasury Bills and Notes,
     ranging in par value $25,000-
     $85,979,000, 1.625%-7.500%,
     02/03/05- 01/01/35, with total
     market value $149,963,933)       $145,000        $145,000
                                                      ---------
Total Repurchase Agreements
   (Cost $442,017) ($ Thousands)                       442,017
                                                      ---------
Total Investments -- 109.0%
   (Cost $723,516) ($ Thousands)                       723,516
                                                      ---------

OTHER ASSETS AND LIABILITIES -- (9.0)%
Payable for Investment Securities Purchased            (59,619)
Income Distribution Payable                               (815)
Shareholder Servicing Fees Payable                        (143)
Administration Fees Payable                                (95)
Investment Advisory Fees Payable                           (13)
Trustees' Fees Payable                                      (1)
Other Assets and Liabilities, Net                        1,181
                                                      ---------
Total Other Assets and Liabilities                     (59,505)
                                                      ---------
Net Assets -- 100.0%                                  $664,011
                                                      =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $664,108
Accumulated net realized loss on investments               (97)
                                                      ---------
Net Assets -- 100.0%                                  $664,011
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($292,973,716 / 293,013,515 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($206,697,940 / 206,738,624 shares)                   $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($68,932,363 / 68,942,781 shares)                     $1.00
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($95,406,611 / 95,412,669 shares)                     $1.00
                                                      =========
(A) The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement.
(C) Term Repurchase Agreement. This term repurchase agreement was acquired at a cost of par and were deemed illiquid for the purposes of the Investment Company Act of 1940. On January 31, 2005, the value of this agreement amounted to approximately $10,000,000 representing 1.5% of the net assets of the Fund.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2005

Treasury II Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
100.0%  U.S. Treasury Obligations

*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount            Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.0%
   U.S. Treasury Bills (A)
        1.723%, 02/03/05              $  9,324        $  9,323
        1.952%, 02/10/05               123,460         123,400
        2.086%, 02/17/05                12,033          12,022
        2.267%, 03/24/05               110,870         110,515
        2.327%, 04/21/05                   390             388
        2.334%, 04/28/05                22,641          22,516
        2.476%, 05/05/05                50,000          49,682
   U.S. Treasury Notes
        1.500%, 02/28/05                 2,000           2,000
        1.625%, 03/31/05 to 04/30/05    39,000          38,975
        5.750%, 11/15/05                 5,000           5,128
                                                      ---------
Total U.S. Treasury Obligations
   (Cost $373,949) ($ Thousands)                       373,949
                                                      ---------
Total Investments -- 100.0%
   (Cost $373,949) ($ Thousands)                      $373,949
                                                      =========
Percentages are based on Net Assets of $373,878,196.
(A) The rate reported is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     17

STATEMENT OF NET ASSETS


Short-Duration Government Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
54.5%   U.S. Govt. Mortgage-Backed Obligations
27.8%   U.S. Government Agency Obligations
16.7%   U.S. Treasury Obligations
1.0%    Repurchase Agreements

*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 54.3%
   FHLMC
        6.580%, 02/01/06              $    445        $    452
        6.500%, 10/01/07                     2               2
        5.500%, 07/01/16 to 08/01/19    10,288          10,615
        4.375%, 09/01/20                    46              47
        4.125%, 08/01/18 to 09/01/18        38              40
        4.000%, 07/01/18 to 09/01/18        57              59
        3.960%, 08/01/19                     2               2
        3.899%, 12/01/23                   559             577
        3.875%, 07/01/18                    43              44
        3.862%, 03/01/19                    56              58
        3.750%, 07/01/18                    69              71
        3.658%, 05/01/24                   157             162
        3.636%, 07/01/24                   121             125
        3.625%, 01/01/18                    82              85
        3.554%, 04/01/19                   120             125
        3.548%, 06/01/24                   321             333
        3.547%, 06/01/24                   184             189
        3.500%, 02/01/16 to 10/01/16        35              35
        3.453%, 05/01/19                    94              97
        3.416%, 02/01/19                   128             132
        3.390%, 06/01/17                    65              68
        3.375%, 07/01/16 to 11/01/20        68              69
        3.344%, 07/01/20                     7               7
        3.286%, 03/01/19                   100             103
        3.250%, 02/01/16 to 11/01/18        21              22
        3.125%, 01/01/17 to 06/01/18        37              39
        3.000%, 02/01/17                    10              10
        2.875%, 01/01/17 to 05/01/18        18              18
        2.750%, 04/01/16 to 03/01/17        48              48
        2.625%, 06/01/16                    18              18
   FHLMC (A)
        3.799%, 02/01/05                 8,299           8,578
        3.714%, 02/01/05                   584             596
        3.688%, 02/01/05                   456             467
        3.647%, 02/01/05                   182             187
        3.550%, 02/01/05                   373             386
        3.425%, 02/01/05                   479             487
   FHLMC REMIC, Ser 1034, Cl F
        8.500%, 01/15/06                   127             127
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                   909             913

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
   FHLMC REMIC, Ser 2122, Cl FD (A)
        2.830%, 02/15/05               $ 1,470        $  1,475
   FHLMC REMIC, Ser 2481, Cl BC
        5.250%, 08/15/30                   343             345
   FHLMC REMIC, Ser 2498, Cl DW
        4.800%, 02/15/29                   215             215
   FHLMC REMIC, Ser 2630, Cl KN
        2.500%, 04/15/13                 2,500           2,418
   FHLMC REMIC, Ser 2684, Cl GN
        3.250%, 05/15/23                 2,500           2,475
   FHLMC REMIC, Ser 2684, Cl PA
        5.000%, 02/15/10                   378             378
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                 3,800           3,793
   FHLMC REMIC, Ser 2689, Cl PY
        4.000%, 02/15/10                 3,841           3,861
   FHLMC REMIC, Ser 2691, Cl OK
        3.500%, 05/15/17                 1,789           1,787
   FHLMC REMIC, Ser 2693, Cl QM
        3.500%, 03/15/14                   848             848
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                 2,958           2,970
   FHLMC REMIC, Ser 2750, Cl NA
        3.500%, 03/15/15                 3,800           3,792
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 10/15/11                 3,698           3,700
   FHLMC REMIC, Ser 2760, Cl LJ
        4.000%, 01/15/33                 2,000           2,005
   FHLMC REMIC, Ser 2760, Cl PH
        3.500%, 10/15/21                 3,000           2,980
   FHLMC REMIC, Ser 2760, Cl PK
        4.500%, 10/15/21                 3,750           3,785
   FHLMC REMIC, Ser T-42, Cl A5
        7.500%, 02/25/42                 2,404           2,579
   FHLMC REMIIC, Ser 2617, Cl UN
        4.500%, 08/15/12                 3,812           3,849
   FNMA
        6.270%, 11/01/07                   882             924
        6.250%, 07/01/08                 1,376           1,456
        6.210%, 08/01/08                 1,315           1,390
        4.500%, 07/01/19                   691             691
   FNMA (A)
        4.374%, 02/01/05                 1,110           1,142
        3.913%, 02/01/05                 3,673           3,839
        3.668%, 02/01/05                 2,770           2,877
        3.572%, 02/01/05                 1,236           1,267
        3.512%, 02/01/05                 3,604           3,690
   FNMA REMIC, Ser 1993-32, Cl H
        6.000%, 03/25/23                   234             240
   FNMA REMIC, Ser 1995-13, Cl C
        6.500%, 10/25/08                   338             347
   FNMA REMIC, Ser 2001-53, Cl CA
        5.750%, 06/25/31                   695             700

--------------------------------------------------------------------------------
18                     SEI Daily Income Trust / Annual Report / January 31, 2005

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
   FNMA REMIC, Ser 2001-8, Cl FJ (A)
        2.680%, 02/18/05               $ 3,513        $  3,516
   FNMA REMIC, Ser 2002-3, Cl PG
        5.500%, 02/25/17                 2,000           2,049
   FNMA REMIC, Ser 2002-34, Cl FE (A)
        2.880%, 02/18/05                   737             741
   FNMA REMIC, Ser 2002-53, Cl FK (A)
        2.930%, 02/25/05                 1,106           1,109
   FNMA REMIC, Ser 2002-63, Cl QF (A)
        2.830%, 02/25/05                 1,901           1,907
   FNMA REMIC, Ser 2002-71, Cl UA
        4.000%, 07/25/10                    39              39
   FNMA REMIC, Ser 2003-57, Cl KL
        3.500%, 03/25/09                 1,631           1,632
   FNMA REMIC, Ser 2003-76, Cl CA
        3.750%, 07/25/33                 2,682           2,564
   FNMA REMIC, Ser G92-61, Cl FA (A)
        3.181%, 02/25/05                   508             513
   FNMA REMIC, Ser G93-5, Cl Z
        6.500%, 02/25/23                    94              98
   GNMA
        7.500%, 01/15/11 to 02/15/26       852             916
        6.500%, 06/15/16 to 09/15/17     3,363           3,578
        6.000%, 06/15/16 to 09/15/19     1,807           1,901
   GNMA REMIC, Ser 2001-53, Cl F (A)
        2.850%, 02/20/05                   831             834
   GNMA REMIC, Ser 2002-24, Cl FA (A)
        2.980%, 02/16/05                   966             973
   GNMA REMIC, Ser 2002-57, Cl AD
        5.000%, 01/20/30                   194             195
                                                      ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $110,411) ($ Thousands)                       109,776
                                                      ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.8%
   FHLB
        3.375%, 09/14/07                 5,300           5,272
        2.125%, 05/15/06                 5,500           5,420
   FHLB (A)
        2.345%, 03/12/05                 2,450           2,449
   FHLMC
        5.250%, 01/15/06                 6,500           6,626
        3.500%, 09/15/07                 2,400           2,396
   FNMA
        7.125%, 02/15/05                11,000          11,019
        3.000%, 08/15/07                 5,300           5,225
        2.500%, 06/15/06                 2,500           2,473
   FNMA (A)
        2.560%, 02/01/05                 5,000           5,001
   Private Export Funding
        5.340%, 03/15/06                10,000          10,228
                                                      ---------
Total U.S. Government Agency Obligations
   (Cost $56,240) ($ Thousands)                         56,109
                                                      ---------

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 16.7%
   U.S. Treasury Notes
        3.000%, 11/15/07               $34,000        $ 33,641
                                                      ---------
Total U.S. Treasury Obligations
   (Cost $33,923) ($ Thousands)                         33,641
                                                      ---------

REPURCHASE AGREEMENT (B) -- 0.9%
   UBS Securities LLC
     2.500%, dated 01/31/05,
     to be repurchased on
     02/01/05, repurchase
     price $1,900,132
     (collateralized by
     FHLMC obligation, par
     value $1,940,000, 3.250%,
     11/02/07, with total
     market value $1,938,418)            1,900           1,900
                                                      ---------
Total Repurchase Agreement
   (Cost $1,900) ($ Thousands)                           1,900
                                                      ---------
Total Investments -- 99.7%
   (Cost $202,474) ($ Thousands)                       201,426
                                                      ---------

OTHER ASSETS AND LIABILITIES -- 0.3%
Payable for Investment Securities Purchased             (3,860)
Payable for Fund Shares Redeemed                        (1,199)
Income Distribution Payable                               (141)
Administration Fees Payable                                (55)
Investment Advisory Fees Payable                           (14)
Other Assets and Liabilities, Net                        5,878
                                                      ---------
Total Other Assets and Liabilities                         609
                                                      ---------
Net Assets -- 100.0%                                  $202,035
                                                      =========
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $205,860
Undistributed net investment income                          5
Accumulated net realized loss on investments            (2,782)
Net unrealized depreciation on investments              (1,048)
                                                      ---------
Net Assets -- 100.0%                                  $202,035
                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share - Class A
   ($202,035,475 / 19,825,631 shares)                   $10.19
                                                      =========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2005. The date shown is the earlier of the reset date or the demand date.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     19

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS


Intermediate-Duration Government Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
40.2%   U.S. Treasury Obligations
30.9%   U.S. Government Mortgage-Backed Obligations
27.8%   U.S. Government Agency Obligations
1.1%    Repurchase Agreement
*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 39.4%
   U.S. Treasury Bonds
       12.000%, 08/15/13               $ 7,500       $   9,587
       10.375%, 11/15/12                 9,300          10,996
   U.S. Treasury Inflation Protected
     Security
        1.875%, 07/15/13                 4,160           4,271
   U.S. Treasury Notes
        6.500%, 02/15/10                 7,000           7,893
        5.000%, 02/15/11                 1,000           1,063
        4.250%, 08/15/14                 3,400           3,432
        3.500%, 12/15/09                 3,000           2,975
        3.000%, 11/15/07                 2,900           2,869
                                                     ----------
Total U.S. Treasury Obligations
   (Cost $43,154) ($ Thousands)                         43,086
                                                     ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 30.2%
   FHLMC
        8.250%, 12/01/07 to 12/01/09        59              61
        6.500%, 09/01/10                   141             149
        6.000%, 09/01/24                 2,860           2,972
        5.500%, 11/01/18 to 09/01/19     1,071           1,105
   FHLMC REMIC, Ser 1033, Cl G
        8.000%, 01/15/06                     7               8
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                 1,070           1,094
   FHLMC REMIC, Ser 165, Cl K
        6.500%, 09/15/21                    44              44
   FHLMC REMIC, Ser 2760, Cl PH
        3.500%, 10/15/21                 1,300           1,291
   FNMA
        9.500%, 05/01/18                    87              98
        8.000%, 05/01/08 to 06/01/08        66              69
        7.500%, 03/01/07                    13              13
        7.040%, 03/01/07                   214             225
        6.977%, 06/01/07                    12              13
        6.950%, 10/01/06                 1,570           1,628
        6.942%, 08/01/07                   590             625
        6.837%, 10/01/07                    37              39
        6.620%, 01/01/08                   197             208
        6.500%, 09/01/28 to 03/01/33     2,167           2,270
        6.460%, 06/01/09                   562             605
        6.265%, 06/01/08                   230             242
        6.083%, 12/01/11                   969           1,050

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
        6.000%, 11/01/08 to 05/01/19   $ 9,455       $   9,894
        5.915%, 02/01/12                   959           1,034
        5.609%, 12/01/11                 1,927           2,065
        5.500%, 01/01/17                    72              75
        5.000%, 11/01/34                 3,488           3,481
   FNMA REMIC, Ser 2004-27, Cl HN
        4.000%, 05/25/16                   700             700
   GNMA
        8.750%, 05/20/17 to 11/20/17        64              72
        8.500%, 05/20/16 to 02/20/18       202             220
        8.250%, 04/15/06 to 07/15/08        78              81
        6.000%, 04/15/09 to 09/15/24     1,604           1,678
                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $33,136) ($ Thousands)                         33,109
                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.2%
   FHLB
        5.250%, 06/18/14                 3,500           3,718
   FHLMC
        4.875%, 03/15/07 to 11/15/13     9,500           9,777
        3.625%, 09/15/08                12,000          11,940
   FNMA
        3.875%, 02/15/10                 3,300           3,273
   Private Export Funding
        6.620%, 10/01/05                   500             512
        5.530%, 04/30/06                   500             514
                                                     ----------
Total U.S. Government Agency Obligations
   (Cost $29,606) ($ Thousands)                         29,734
                                                     ----------

REPURCHASE AGREEMENT (A) -- 1.1%
   UBS Securities LLC
     2.500%, dated 01/31/05, to be
     repurchased on 02/01/05,
     repurchase price $1,200,083
     (collateralized by FHLMC
     obligation, par value $1,225,000,
     3.250%, 11/02/07, with total market
     value $1,224,001)                   1,200           1,200
                                                     ----------
Total Repurchase Agreement
   (Cost $1,200) ($ Thousands)                           1,200
                                                     ----------
Total Investments -- 97.9%
   (Cost $107,096) ($ Thousands)                     $ 107,129
                                                     ==========
Percentages are based on Net Assets of $109,393,791.
(A) Tri-Party Repurchase Agreement
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2005

GNMA Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
93.9%   U.S. Govt. Mortgage-Backed Obligations
3.4%    U.S. Treasury Obligations
2.7%    Repurchase Agreement
*Percentages based on total investments.

---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 96.2%
   FHLMC
        6.500%, 02/01/13 to 02/01/18   $ 1,321        $  1,395
   FNMA
        8.000%, 09/01/14 to 09/01/28       422             460
        7.000%, 08/01/29 to 10/01/34     1,674           1,772
        6.500%, 07/01/32 to 09/01/32     2,018           2,113
        5.930%, 12/01/08                   651             686
        5.890%, 10/01/11                 1,352           1,452
        5.780%, 11/01/11                 1,227           1,311
        5.735%, 01/01/09                 1,379           1,452
        5.420%, 11/01/08                 1,243           1,290
        4.667%, 04/01/13                 7,957           8,055
   FNMA REMIC, Ser 1990-91, Cl G
        7.000%, 08/25/20                   115             121
   FNMA REMIC, Ser 1992-105, Cl B
        7.000%, 06/25/22                   248             261
   FNMA REMIC, Ser 2002-42, Cl C
        6.000%, 07/25/17                 1,500           1,593
   GNMA
       12.500%, 12/15/10 to 07/15/15         2               3
       11.500%, 02/15/13                     4               5
       10.000%, 09/15/15 to 07/15/20        45              51
        9.500%, 06/15/09 to 11/15/20       724             794
        9.000%, 12/15/17 to 05/15/22       456             509
        8.500%, 08/15/08 to 06/15/17       158             175
        8.000%, 04/15/17 to 03/15/32     2,579           2,808
        7.750%, 10/15/26                    78              85
        7.500%, 04/15/17 to 04/15/32     9,720          10,459
        7.250%, 01/15/28                   438             468
        7.000%, 04/15/19 to 09/15/31    18,869          20,080
        6.750%, 11/15/27                   185             196
        6.500%, 11/15/07 to 08/15/34    28,863          30,535
        6.000%, 02/15/09 to 01/15/35    42,590          44,393
        5.500%, 04/15/33 to 06/15/34     9,596           9,857
        5.000%, 08/15/33 to 12/15/34    18,989          19,141
   GNMA TBA
        5.500%, 02/15/34                 3,000           3,077
                                                      ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $161,685) ($ Thousands)                       164,597
                                                      ---------


---------------------------------------------------------------
                                   Face Amount     Market Value
Description                      ($ Thousands)    ($ Thousands)
---------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) -- 3.6%
   U.S. Treasury Bonds
        6.125%, 08/15/29               $ 5,000        $  6,064
                                                      ---------
Total U.S. Treasury Obligation
   (Cost $5,440) ($ Thousands)                           6,064
                                                      ---------

REPURCHASE AGREEMENT (B) -- 2.7%
   UBS Securities LLC
     2.500%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $4,700,326
     (collateralized by FHLMC
     obligation, par value $4,800,000,
     3.250%, 11/02/07, with total
     market value $4,796,085)            4,700           4,700
                                                      ---------
Total Repurchase Agreement
   (Cost $4,700) ($ Thousands)                           4,700
                                                      ---------
Total Investments -- 102.5%
   (Cost $171,825) ($ Thousands)                       175,361
                                                      ---------

OTHER ASSETS AND LIABILITIES -- (2.5)%
Payable for Investment Securities Purchased             (4,838)
Income Distribution Payable                               (252)
Payable for Fund Shares Redeemed                          (211)
Administration Fees Payable                                (47)
Shareholder Servicing Fees Payable                         (20)
Investment Advisory Fees Payable                           (15)
Other Assets and Liabilities, Net                        1,161
                                                      ---------
Total Other Assets and Liabilities                      (4,222)
                                                      ---------
Net Assets -- 100.0%                                  $171,139
                                                      =========




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     21

STATEMENT OF NET ASSETS


GNMA Fund (Concluded)
January 31, 2005
---------------------------------------------------------------
                                                          Value
Description                                       ($ Thousands)
---------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)          $178,068
Distribution in excess of net investment income             (7)
Accumulated net realized loss on investments           (10,477)
Net unrealized appreciation on investments               3,536
Net unrealized appreciation on futures contracts            19
                                                      ---------
Net Assets -- 100.0%                                  $171,139
                                                      =========
Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($171,139,451 / 17,630,391 shares)                    $9.71
                                                      =========
(A) Security, or portion thereof, has been pledged as collateral on open future contracts.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
Future Contracts -- The following future contracts were open at January 31, 2005. (See Note 2 in Notes to Financial Statements).

     Contracts        Notional      Notional     Expiration      Unrealized
      to Sell         Proceeds       Value          Date        Appreciation
   --------------   -----------   -----------   ------------    ------------
(28) U.S. 5 Year
 Treasury Bond
  Contracts         $(3,077,918)  $(3,059,000)   March 2005       $18,918


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2005

Ultra Short Bond Fund
January 31, 2005
---------------------------------------------------------------
[Bar Chart Omitted] Percentages are as follows:
Sector Weightings (unaudited)*:
58.5% Asset-Backed Securities
28.9% Corporate Bonds
11.9% U.S. Government Mortgage-Backed Obligations
0.3% Repurchase Agreements
0.3% U.S. Government Agency Obligations
0.1% Certificate of Deposit
*Percentages based on total investments.

-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 57.6%
AUTOMOTIVE -- 19.3%
   Aesop Funding II LLC,
     Ser 1998-1, Cl A (B)
        6.140%, 05/20/06                         $ 1,167        $  1,174
   Aesop Funding II LLC,
     Ser 2002-1A, Cl A1 (B)
        3.850%, 10/20/06                           1,000           1,004
   Aesop Funding II LLC,
     Ser 2003-4A, Cl A1 (A) (B)
        2.730%, 02/22/05                           1,685           1,690
   Aesop Funding II LLC,
     Ser 2003-5A, Cl A1 (B)
        2.780%, 12/20/07                           1,000             987
   Americredit Automobile Receivables
     Trust, Ser 2004-BM, Cl A2
        1.450%, 09/06/07                             792             787
   Americredit Automobile Receivables
     Trust, Ser 2004-CA, Cl A3
        3.000%, 03/06/09                             975             967
   Americredit Automobile Receivables
     Trust, Ser 2004-DF, Cl A3
        2.980%, 07/06/09                             640             632
   BMW Vehicle Owner Trust,
     Ser 2003-A, Cl A3
        1.940%, 02/25/07                             670             666
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A2
        1.290%, 08/21/06                             399             398
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A3
        1.820%, 09/20/07                             975             964
   Capital Auto Receivables Asset Trust,
     Ser 2002-4, Cl A4
        2.640%, 03/17/08                           1,495           1,487
   Capital Auto Receivables Asset Trust,
     Ser 2003-3, Cl A1A
        1.770%, 01/16/06                             381             380


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
        2.000%, 11/15/07                         $   925        $    911
   Capital Auto Receivables Asset Trust,
     Ser 2004-2, Cl A1A
        3.120%, 03/15/07                           1,245           1,242
   Capital One Auto Finance Trust,
     Ser 2001, Cl A4
        5.400%, 05/15/08                             631             638
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A2
        1.640%, 05/15/06                             360             359
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A3 (A)
        2.590%, 02/15/05                             565             565
   Capital One Prime Auto Receivable Trust,
     Ser 2003-1, Cl A3
        1.970%, 04/15/07                             777             774
   Capital One Prime Auto Receivable Trust,
     Ser 2004-1, Cl A2
        1.470%, 06/15/06                             250             249
   Capital One Prime Auto Receivable Trust,
     Ser 2004-1, Cl A4 (A)
        2.550%, 02/15/05                           1,250           1,252
   Capital One Prime Auto Receivable Trust,
     Ser 2004-2, Cl A2
        2.430%, 02/15/07                           1,240           1,236
   Capital One Prime Auto Receivable Trust,
     Ser 2004-3, Cl A2
        3.040%, 07/15/07                             545             544
   Carmax Auto Owner Trust,
     Ser 2002-1, Cl A3
        3.590%, 06/15/06                              79              79
   Carmax Auto Owner Trust,
     Ser 2002-2, Cl A3
        2.670%, 08/15/06                             307             307
   Carmax Auto Owner Trust,
     Ser 2003-1, Cl A3
        1.610%, 02/15/07                             832             826
   Carmax Auto Owner Trust,
     Ser 2003-2, Cl A2
        1.680%, 08/15/06                             868             866
   Carmax Auto Owner Trust,
     Ser 2004-1, Cl A2
        1.870%, 12/15/06                             887             884
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A3
        1.520%, 05/15/07                             610             606
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A3
        2.260%, 11/15/07                             945             936



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     23

STATEMENT OF NET ASSETS

January 31, 2005
-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Chesapeake Funding Trust,
     Ser 2004-1A, Cl A2 (A) (B)
        2.560%, 02/07/05                         $   400        $    401
   DaimlerChrysler Auto Trust,
     Ser 2002-A, Cl A (A)
        2.540%, 02/15/05                           1,000           1,000
   DaimlerChrysler Auto Trust,
     Ser 2002-B, Cl A3
        2.930%, 06/06/06                             149             149
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A2
        2.480%, 02/08/07                             910             907
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A3
        3.180%, 09/08/08                           1,000             996
   DaimlerChrysler Auto Trust,
     Ser 2005-A, Cl A3
        3.490%, 12/08/08                           1,315           1,312
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A3A
        2.680%, 02/15/06                             151             151
   Ford Credit Auto Owner Trust,
     Ser 2004-A, Cl A2
        2.130%, 10/15/06                           1,465           1,459
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
        3.480%, 11/15/08                           1,140           1,139
   Harley-Davidson Motorcycle Trust,
     Ser 2003-2, Cl A1
        1.340%, 01/15/08                             116             115
   Harley-Davidson Motorcycle Trust,
     Ser 2004-1, Cl A1
        1.400%, 10/15/08                             555             549
   Hertz Vehicle Financing,
     Ser 2004-1A, Cl A2 (B)
        2.380%, 05/25/08                           1,750           1,701
   Honda Auto Receivables Owner Trust,
     Ser 2002-3, Cl A3
        3.000%, 05/18/06                             253             253
   Honda Auto Receivables Owner Trust,
     Ser 2003-1, Cl A3
        1.920%, 11/20/06                             793             790
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A3
        1.690%, 02/21/07                             492             488
   Honda Auto Receivables Owner Trust,
     Ser 2003-5, Cl A3
        2.300%, 10/18/07                             785             777
   Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A3
        3.530%, 10/21/08                             865             866


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Household Automotive Trust,
     Ser 2002-2, Cl A (A)
        2.800%, 02/22/05                         $   555        $    556
   Household Automotive Trust,
     Ser 2003-1, Cl A3
        1.730%, 12/17/07                           2,478           2,461
   Household Automotive Trust,
     Ser 2003-2, Cl A2
        1.560%, 12/18/06                             355             354
   Household Automotive Trust,
     Ser 2004-14, Cl A2
        2.520%, 12/17/07                           1,000             996
   Hyundai Auto Receivables Trust,
     Ser 2003-A, Cl A2
        1.560%, 09/15/06                             545             543
   Hyundai Auto Receivables Trust,
     Ser 2003-A, Cl A3
        2.330%, 11/15/07                           1,100           1,090
   Hyundai Auto Receivables Trust,
     Ser 2004-A, Cl A2
        2.360%, 09/15/07                             965             960
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A2
        1.920%, 10/15/06                             905             901
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB2, Cl A2
        2.400%, 07/16/07                           2,000           1,988
   Navistar Financial Corporate Owner
     Trust, Ser 2003-B, Cl A2
        1.690%, 09/15/06                             508             507
   Nissan Auto Receivables Owner Trust,
     Ser 2003-A, Cl A3
        1.890%, 12/15/06                             722             719
   Nissan Auto Receivables Owner Trust,
     Ser 2003-B, Cl A
        1.510%, 08/15/07                           1,230           1,219
   Nissan Auto Receivables Owner Trust,
     Ser 2005-A, Cl A3
        3.540%, 10/15/08                           1,590           1,589
   Onyx Acceptance Auto Trust,
     Ser 2003-A, Cl A3
        2.230%, 02/15/07                             422             422
   Onyx Acceptance Auto Trust,
     Ser 2003-B, Cl A3
        1.770%, 05/15/07                           1,083           1,076
   Onyx Acceptance Auto Trust,
     Ser 2003-C, Cl A3
        1.870%, 08/15/07                           1,291           1,283
   Onyx Acceptance Auto Trust,
     Ser 2004-A, Cl A2
        1.520%, 11/15/06                             373             372



--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2005

-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Toyota Auto Receivables Owner Trust,
     Ser 2002-C, Cl A3
        2.650%, 11/15/06                         $   235        $    235
   Toyota Auto Receivables Owner Trust,
     Ser 2003-B, Cl A2
        1.430%, 02/15/06                              72              72
   USAA Auto Owner Trust,
     Ser 2003-1, Cl A3
        1.580%, 06/15/07                             211             209
   USAA Auto Owner Trust,
     Ser 2004-2, Cl A2
        2.410%, 02/15/07                             975             971
   WFS Financial Owner Trust,
     Ser 2002-1, Cl A3A
        4.150%, 12/20/06                               5               5
   WFS Financial Owner Trust,
     Ser 2002-2, Cl A3
        3.810%, 02/20/07                             253             253
   WFS Financial Owner Trust,
     Ser 2002-3, Cl A3
        2.760%, 02/20/07                             193             193
   WFS Financial Owner Trust,
     Ser 2002-4, Cl A3A
        2.390%, 08/20/07                             631             630
   WFS Financial Owner Trust,
     Ser 2003-1, Cl A3
        2.030%, 08/20/07                             541             539
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A3
        1.760%, 01/21/08                             716             712
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A3
        2.190%, 06/20/08                           1,170           1,154
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A3
        2.600%, 08/15/06                             479             478
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A2A
        1.400%, 04/15/06                             333             333
   Whole Auto Loan Trust,
     Ser 2004-1, Cl A2A
        2.590%, 05/15/07                             600             597
   World Omni Auto Receivables Trust,
     Ser 2003-A, Cl A3
        1.980%, 05/15/07                             701             697
   World Omni Auto Receivables Trust,
     Ser 2003-B, Cl A2
        1.540%, 08/15/06                             793             790
                                                                ---------
                                                                  61,367
                                                                ---------


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
CREDIT CARD -- 11.8%
   Advanta Business Card Master Trust,
     Ser 2004-C1, Cl C (A)
        3.550%, 02/22/05                         $   485        $    485
   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
        1.690%, 01/15/09                             695             679
   American Express Credit Account
     Master Trust, Ser 2004-C, Cl C (A) (B)
        2.980%, 02/15/05                             755             756
   American Express Master Trust,
     Ser 2002-2, Cl A (A)
        2.530%, 02/15/05                           2,234           2,234
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                           1,500           1,506
   Bank One Issuance Trust,
     Ser 2003-A2, Cl A2 (A)
        2.530%, 02/15/05                           1,500           1,501
   Bank One Issuance Trust,
     Ser 2003-B2, Cl B2 (A)
        2.710%, 02/15/05                           1,750           1,753
   Bank One Issuance Trust,
     Ser 2004-B1, Cl B1 (A)
        2.800%, 02/01/05                           1,250           1,257
   Capital One Master Trust,
     Ser 2001-2, Cl A (A)
        2.620%, 02/15/05                           1,750           1,753
   Capital One Multi-Asset Executive
     Trust, Ser 2003-A1, Cl A1 (A)
        2.870%, 02/15/05                           1,465           1,471
   Capital One Multi-Asset Executive
     Trust, Ser 2003-B1, Cl B1 (A)
        3.650%, 02/15/05                           1,250           1,264
   Capital One Multi-Asset Executive
     Trust, Ser 2004, Cl 1
        3.400%, 11/16/09                             570             565
   Capital One Multi-Asset Executive
     Trust, Ser 2004-A6, Cl A6 (A)
        2.530%, 03/15/05                           1,500           1,500
   Chase Credit Card Master Trust,
     Ser 2002-4, Cl A (A)
        2.530%, 02/15/05                           1,500           1,500
   Chase Credit Card Master Trust,
     Ser 2004-2, Cl A (A)
        2.520%, 02/15/05                           1,485           1,486
   Chemical Master Credit Card Trust,
     Ser 1996-2, Cl A
        5.980%, 09/15/08                           1,000           1,022
   Citibank Credit Card Issuance Trust,
     Ser 2002-A9, Cl A9 (A)
        2.530%, 03/15/05                           1,300           1,300



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     25

STATEMENT OF NET ASSETS

January 31, 2005
-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Citibank Credit Card Issuance Trust,
     Ser 2003-A2, Cl A2
        2.700%, 01/15/08                         $ 1,560        $  1,551
   Citibank Credit Card Issuance Trust,
     Ser 2003-A5, Cl A5
        2.500%, 04/07/08                           1,350           1,336
   Discover Card Master Trust,
     Ser 2004-2, Cl A1 (A)
        2.500%, 02/15/05                           1,250           1,250
   Discover Card Master Trust,
     Ser 2005-1, Cl B (A)
        2.630%, 02/14/05                           1,500           1,495
   First USA Credit Card Master Trust,
     Ser 1999-2, Cl A (A)
        2.710%, 02/22/05                           1,000           1,002
   GE Capital Credit Card Master Trust,
     Ser 2004-1, Cl A (A)
        2.530%, 02/15/05                           1,785           1,786
   GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
        2.740%, 02/15/05                           2,000           2,004
   Household Affinity Credit Card Trust,
     Ser 2003-1, Cl B (A)
        3.030%, 02/15/05                           1,250           1,266
   MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (A)
        2.855%, 02/15/05                           1,125           1,128
   MBNA Credit Card Master Note Trust,
     Ser 2002-A6, Cl A6
        3.900%, 11/15/07                           2,000           2,007
   MBNA Credit Card Master Note Trust,
     Ser 2002-B1, Cl B1
        5.150%, 07/15/09                             500             512
                                                                ---------
                                                                  37,369
                                                                ---------
MISCELLANEOUS BUSINESS SERVICES -- 7.1%
   AICCO Premium Finance Master Trust,
     Ser 2004-1, Cl A (A)
        2.660%, 02/15/05                             671             671
   CNH Equipment Trust,
     Ser 2003-B, Cl A3A (A)
        2.620%, 02/15/05                             825             825
   CNH Equipment Trust,
     Ser 2004-A, Cl A3B
        2.940%, 10/15/08                           1,600           1,580
   Capital Source Commercial Loan
     Trust, Ser 2003-2A, Cl D (A) (B)
        5.000%, 02/22/05                             607             607
   Capital Source Commercial Loan
     Trust, Ser 2004-1A, Cl A2 (A) (B)
        2.830%, 02/20/05                             945             947


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Capital Source Commercial Loan
     Trust, Ser 2004-2A, Cl C (A) (B)
        3.350%, 02/22/05                         $ 1,273        $  1,273
   Connecticut RRB Special Purpose Trust,
     Ser 2001-1, Cl A2
        5.360%, 03/30/07                             183             184
   DaimlerChrysler Master Owner Trust,
     Ser 2003-A, Cl A (A)
        2.530%, 02/15/05                           1,075           1,076
   GE Commercial Equipment Financing LLC,
     Ser 2004-1, Cl B (A)
        2.700%, 02/22/05                             999             998
   John Deere Owner Trust,
     Ser 2003-A, Cl A2
        1.310%, 01/15/06                              73              73
   John Deere Owner Trust,
     Ser 2004-A, Cl A2
        1.680%, 11/15/06                           1,740           1,730
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A2 (A)
        2.830%, 02/25/05                           2,000           2,001
   Navistar Financial Dealer Owner Trust,
     Ser 2003-A, Cl A3
        1.730%, 02/15/07                             891             884
   Navistar Financial Dealer Owner Trust,
     Ser 2004-1, Cl A (A)
        2.730%, 02/10/05                             650             650
   Nelnet Student Loan,
     Ser 2004-1, Cl A2 (A) (B)
        2.491%, 02/25/05                           2,230           2,230
   Nelnet Student Loan,
     Ser 2004-2A, Cl A1 (A)
        2.381%, 02/25/05                             661             661
   Nelnet Student Loan Trust,
     Ser 2004-3, Cl A2 (A)
        2.730%, 04/25/05                             635             635
   Nelnet Student Loan Trust,
     Ser 2004-4, Cl A2 (A)
        2.720%, 04/25/05                           1,000           1,000
   PSE&G Transition Funding LLC,
     Ser 2001-1, Cl A2
        5.740%, 03/15/07                             119             120
   Providian Gateway Master Trust,
     Ser 2004-AA, Cl A (A) (B)
        2.710%, 02/15/05                           1,970           1,974
   Providian Gateway Master Trust,
     Ser 2004-BA, Cl A (A) (B)
        2.670%, 02/15/05                           1,750           1,753
   Providian Gateway Master Trust,
     Ser 2004-EA, Cl A (A) (B)
        2.610%, 02/15/05                             565             563
                                                                ---------
                                                                  22,435
                                                                ---------


--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2005

-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
MORTGAGE RELATED -- 19.4%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
        2.905%, 02/27/05                         $   289        $    290
   Ameriquest Mortgage Securities,
     Ser 2004-R12, Cl A3 (A)
        2.810%, 02/08/05                           1,045           1,048
   Ameriquest Mortgage Securities,
     Ser 2005-R1, Cl A3A
        2.640%, 02/23/35                             450             450
   Asset Securitization,
     Ser 1997-D5, Cl A1B
        6.660%, 02/14/43                             521             539
   Bank of America Large Loan,
     Ser 2004-BBA4, Cl A2 (A) (B)
        2.640%, 02/15/05                             560             560
   Bank of America Mortgage Securities,
     Ser 2004-J, Cl 2A1 (A)
        4.822%, 02/01/05                             660             667
   Bank of America Mortgage Securities,
     Ser 2005-A, Cl 2A2
        4.494%, 02/25/35                           1,855           1,855
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
        6.340%, 06/16/30                             668             691
   Bear Stearns Commercial Mortgage,
     Ser 2004-BBA3, Cl A1B (A) (B)
        2.710%, 02/15/05                           1,750           1,751
   CS First Boston Mortgage Securities,
     Ser 1997-C2, Cl A2
        6.520%, 01/17/35                             223             229
   CS First Boston Mortgage Securities,
     Ser 2004-TF2A, Cl A2 (A) (B)
        2.680%, 02/15/05                           1,750           1,750
   Centex Home Equity Trust,
     Ser 2004-A, Cl AF1
        2.030%, 06/25/19                             306             306
   Centex Home Equity Trust,
     Ser 2005-A, Cl AF1 (A)
        3.700%, 02/01/05                             570             569
   Chase Funding Mortgage Loan,
     Ser 2004-2, Cl 1A1 (A)
        2.680%, 02/25/05                           1,445           1,445
   CitiFinancial Mortgage Securities,
     Ser 2004-1, Cl AF1 (A)
        2.620%, 02/25/05                             598             597
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A
    4,070%, 09/25/34                               3,564           3,552
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, Cl AF2
        3.042%, 04/25/25                             780             779


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
     Ser 2004-12, Cl AF1 (A)
        2.328%, 02/25/05                         $ 1,214        $  1,214
   Countrywide Asset-Backed Certificates,
     Ser 2004-15, Cl AF1 (A)
        2.620%, 02/25/05                           1,969           1,969
   Countrywide Asset-Backed Certificates,
     Ser 2004-7, Cl AF1 (A)
        2.730%, 02/25/05                           1,542           1,542
   Countrywide Home Loans,
     Ser 2004-29, Cl 1A1 (A)
        2.690%, 02/25/05                             757             757
   Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
        2.820%, 02/25/05                           2,460           2,460
   Crusade Global Trust,
     Ser 2003-1, Cl A (A)
        2.860%, 04/17/05                           1,351           1,354
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
        3.130%, 02/25/05                              24              24
   GMAC Commercial Mortgage Securities
     Incorporated, Ser 1999-CTL1, Cl A (B)
        7.151%, 12/15/16                           1,300           1,355
   GMAC Mortgage Loan,
     Ser 2004-HE1, Cl A1 (A)
        2.610%, 02/25/05                           1,890           1,891
   Granite Master Issuer PLC,
     Ser 2005-1, Cl M1 (A)
        2.825%, 03/21/05                             550             550
   Granite Mortgages PLC,
     Ser 2002-2, Cl 1A2 (A)
        2.850%, 04/20/05                           2,113           2,117
   Impac CMB Trust,
     Ser 2005-1, Cl 1A1 (A)
        2.819%, 02/25/05                           1,400           1,400
   JP Morgan Chase Commercial Mortgage,
     Trust, Ser 2004-FL1A, Cl A1 (A) (B)
        2.577%, 02/16/05                           1,790           1,792
   MLCC Mortgage Investors,
     Ser 2004-G, Cl A1 (A)
        2.810%, 02/25/05                           1,060           1,061
   Master Adjustable Rate Mortgage Trust,
     Ser 2004-12, Cl 5A1 (A)
        4.571%, 02/01/05                           1,547           1,557
   Mellon Bank Premium Finance Loan
     Trust, Ser 2004-1, Cl A (A)
        2.650%, 03/15/05                             810             813
   Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 1A
        4.378%, 12/25/34                           1,750           1,759
   Morgan Stanley Dean Witter Capital I,
     Ser 2000-PRIN, Cl A1
        7.070%, 02/23/34                              54              55
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     27

STATEMENT OF NET ASSETS

January 31, 2005
-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   New Century Home Equity Loan Trust,
     Ser 2004-2, Cl A3 (A)
        2.780%, 02/25/05                         $ 1,455        $  1,455
   Nomura Asset Securities Corporation,
     Ser 1998-D6, Cl A1A
        6.280%, 03/15/30                             533             551
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
        2.830%, 02/25/05                             711             712
   Puma Finance Limited,
     Ser S1, Cl A (A) (B)
        2.420%, 02/08/05                           1,302           1,302
   Residential Asset Securities Corporation,
     Ser 2000-KS5, Cl AII (A)
        2.770%, 02/25/05                             121             121
   Residential Asset Securities Corporation,
     Ser 2001-KS4, Cl AIB (A)
        2.850%, 02/25/05                             354             354
   Residential Asset Securities Corporation,
     Ser 2004-KS1, Cl AI1 (A)
        2.680%, 02/25/05                             291             291
   Residential Asset Securities Corporation,
     Ser 2004-KS1, Cl AI2
        2.463%, 11/25/25                             870             859
   Residential Asset Securities Corporation,
     Ser 2004-KS3, Cl AI1 (A)
        2.620%, 02/25/05                             403             403
   Residential Asset Securities Corporation,
     Ser 2005-KS1, Cl A1 (A)
        2.669%, 02/25/05                             745             745
   Residential Asset Securities Corporation,
     Ser 3-KS8, Cl AI1
        2.610%, 06/25/24                           1,250           1,244
   Residential Asset Securities Corporation,
     Ser 3-KS8, Cl AI1 (A)
        2.650%, 02/25/05                             261             261
   Sequoia Mortgage Trust,
     Ser 2004-10, Cl A2 (A)
        2.820%, 02/20/05                           1,134           1,136
   Sequoia Mortgage Trust,
     Ser 2004-11, Cl A1 (A)
        2.800%, 02/20/05                             927             929
   Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
        2.683%, 02/20/05                             733             733
   Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
        2.780%, 02/20/05                             700             700
   Wells Fargo Mortgage Backed Securities,
     Ser 2004-BB, Cl A2
        4.586%, 01/25/35                           2,478           2,480


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   Wells Fargo Mortgage Backed Securities,
     Ser 2004-EE, Cl 2A2
        3.989%, 01/25/35                         $ 1,637        $  1,628
   Wells Fargo Mortgage Backed Securities,
     Ser 2004-Z, Cl 2A1
        4.605%, 12/25/34                           1,088           1,089
   Wells Fargo Mortgage Backed Securities,
     Ser 2005-AR1, Cl 1A1
        4.571%, 01/31/35                           2,375           2,379
   Wells Fargo Mortgage Backed Securities,
     Ser 2005-AR2, Cl 2-A2
        4.578%, 03/25/35                           1,365           1,368
                                                                ---------
                                                                  61,488
                                                                ---------

Total Asset Backed Securities
   (Cost $183,224) ($ Thousands)                                 182,659
                                                                ---------

CORPORATE BONDS -- 28.4%
AEROSPACE & DEFENSE -- 0.4%
   General Dynamics Corporation
        2.125%, 05/15/06                           1,265           1,245
                                                                ---------
AIR TRANSPORTATION -- 0.9%
   American Airlines Incorporated (A)
        3.150%, 03/23/05                           1,109           1,111
   Delta Airlines Incorporated (A)
        3.450%, 04/25/05                             547             551
   Fedex Corporation (A)
        2.840%, 04/01/05                           1,100           1,100
                                                                ---------
                                                                   2,762
                                                                ---------
AUTO FINANCE -- 0.4%
   Ford Motor Credit Company (A)
        3.379%, 03/25/05                           1,250           1,236
                                                                ---------
BANK HOLDING COMPANY -- 0.5%
   Wells Fargo Company (A)
        2.609%, 03/28/05                           1,680           1,680
                                                                ---------
BANKS -- 1.8%
   SunTrust Bank, Ser CD (A)
        2.360%, 02/17/05                           1,390           1,390
   Wachovia Corporation (A)
        2.773%, 04/22/05                           1,500           1,500
   World Savings Bank (A)
        2.490%, 03/15/05                           1,200           1,200
        2.460%, 03/01/05                           1,750           1,750
                                                                ---------
                                                                   5,840
                                                                ---------



--------------------------------------------------------------------------------
28                     SEI Daily Income Trust / Annual Report / January 31, 2005

-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Clear Channel Communications Incorporated
        6.000%, 11/01/06                         $ 1,000        $  1,033
   Sprint Capital Corporation
        4.780%, 08/17/06                           1,000           1,015
   Univision Communications Incorporated
        2.875%, 10/15/06                           1,500           1,476
                                                                ---------
                                                                   3,524
                                                                ---------
CREDIT CARD -- 0.7%
   American Express Credit (A)
        2.640%, 02/20/05                           1,250           1,252
        2.560%, 02/16/05                           1,040           1,040
                                                                ---------
                                                                   2,292
                                                                ---------
ELECTRICAL SERVICES -- 2.3%
   Dominion Resources Incorporated
        3.660%, 11/15/06                           1,750           1,747
        2.800%, 02/15/05                           1,000           1,000
   FPL Group Capital Incorporated
        4.086%, 02/16/07                           1,430           1,439
   Nisource Finance Corporation (A)
        2.915%, 02/23/05                           1,500           1,500
   Pinnacle West Capital Corporation (A)
        2.960%, 02/01/05                           1,000           1,001
   TXU Energy Company LLC (A) (B)
        3.420%, 04/14/05                             530             531
                                                                ---------
                                                                   7,218
                                                                ---------
FINANCIAL SERVICES -- 7.9%
   AIG Sunamerica Global
     Finance IV (A) (B)
        5.850%, 02/01/06                           1,000           1,024
   Allstate Life Global Funding
     Trust (A) (B)
        2.630%, 03/15/05                           1,500           1,500
   Allstate Life Global Funding
     Trust, Ser 04-2 (A)
        2.441%, 02/25/05                             395             395
   Berkshire Hathaway Financial (A) (B)
        2.660%, 04/11/05                             775             774
   Caterpillar Financial Service Corporation
     MTN, Ser F (A)
        2.330%, 02/14/05                           1,150           1,151
   Countrywide Home Loan Incorporated
        3.500%, 12/19/05                           1,250           1,253
   Countrywide Home Loan Incorporated (A)
        2.890%, 03/02/05                           1,250           1,256
   Doral Financial Corporation (A)
        3.500%, 04/20/05                           1,450           1,449


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   General Electric Capital Corporation
     MTN (A)
        2.540%, 03/09/05                         $ 1,750        $  1,752
   General Electric Capital Corporation
     MTN, Ser A (A)
        2.581%, 03/22/05                           2,000           2,001
   General Motors Acceptance Corporation
     MTN (A)
        3.560%, 02/16/05                           1,550           1,532
        3.185%, 02/18/05                           1,000             996
   International Lease Finance Corporation
     MTN, Ser N
        5.120%, 06/01/05                           1,000           1,007
   International Lease Finance Corporation
     MTN, Ser O (A)
        3.360%, 02/01/05                           1,260           1,267
   John Deere Capital Corporation
     MTN, Ser D
        3.125%, 12/15/05                           1,000             998
   John Deere Capital Corporation
     MTN, Ser D (A)
        2.440%, 02/24/05                           1,225           1,225
   MBIA Global Funding LLC (A) (B)
        2.500%, 02/11/05                           1,675           1,675
   National Rural Utilities
        3.000%, 02/15/06                           2,000           1,992
   Nationwide Building Society (A) (B)
        2.850%, 05/02/05                           2,000           2,000
                                                                ---------
                                                                  25,247
                                                                ---------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   General Mills Incorporated
        2.625%, 10/24/06                           1,500           1,471
   Tyson Foods Incorporated
        7.250%, 10/01/06                           1,500           1,582
                                                                ---------
                                                                   3,053
                                                                ---------
HEALTHCARE -- 1.8%
   Anthem Incorporated
        4.875%, 08/01/05                             995           1,001
   Cardinal Health Incorporated
        4.450%, 06/30/05                           1,476           1,481
   Eli Lilly & Company (A)
        2.410%, 02/24/05                           2,125           2,124
   United Health Group Incorporated
        7.500%, 11/15/05                           1,000           1,028
                                                                ---------
                                                                   5,634
                                                                ---------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     29

STATEMENT OF NET ASSETS


Ultra Short Bond Fund (Concluded)
January 31, 2005
-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
INSURANCE -- 4.4%
   ASIF Global Finance (A) (B)
        2.531%, 02/26/05                         $ 1,000        $  1,002
        2.220%, 02/03/05                           1,500           1,500
   Jackson National Life Global Funding
     MTN, Ser 1 (A) (B)
        2.720%, 04/20/05                           1,500           1,499
   Marsh & Mclennan Companies
     Incorporated (A)
        2.770%, 04/13/05                           1,420           1,396
   Met Life Global Fundings (A) (B)
        2.634%, 04/05/05                           1,250           1,249
        2.570%, 03/16/05                           1,550           1,550
   Monument Global Funding (A) (B)
        2.830%, 04/11/05                           1,500           1,503
   NAC RE Corporation
        7.150%, 11/15/05                           1,250           1,280
   Nationwide Life Global Funding (A) (B)
        2.611%, 03/22/05                           1,720           1,720
   Protective Life Secured Trust (A)
        2.710%, 04/13/05                           1,240           1,240
                                                                ---------
                                                                  13,939
                                                                ---------
INVESTMENT BANKER/BROKER DEALER -- 2.7%
   Citigroup Incorporated (A)
        2.498%, 03/04/05                           1,500           1,500
   Goldman Sachs Group Incorporated
     MTN (A)
        2.650%, 03/30/05                           1,250           1,251
   JP Morgan Chase & Company Incorporated
        6.250%, 12/15/05                           1,000           1,026
   Lehman Brothers Holdings MTN,
     Ser G (A)
        2.790%, 04/20/05                           1,320           1,321
   Merrill Lynch & Company Incorporated
     MTN, Ser C (A)
        2.825%, 04/25/05                           1,750           1,751
   Morgan Stanley Dean Witter
     & Company (A)
        2.760%, 04/12/05                           1,600           1,602
                                                                ---------
                                                                   8,451
                                                                ---------
MACHINERY -- 0.2%
   Alabama Power Company
        2.650%, 02/15/06                             500             497
                                                                ---------
MEDICAL PRODUCTS & SERVICES -- 0.4%
   Wellpoint Health Network
        6.375%, 06/15/06                           1,250           1,297
                                                                ---------


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 0.7%
   AOL Time Warner Incorporated
        5.625%, 05/01/05                         $ 1,000        $  1,006
   Computer Sciences Corporation
        7.500%, 08/08/05                           1,250           1,275
                                                                ---------
                                                                   2,281
                                                                ---------
PETROLEUM & FUEL PRODUCTS -- 0.3%
   Duke Energy Field Services
        7.500%, 08/16/05                           1,100           1,125
                                                                ---------
RETAIL -- 0.4%
   CVS Corporation
        5.625%, 03/15/06                           1,145           1,171
                                                                ---------
TELEPHONES & TELECOMMUNICATION -- 0.5%
   BellSouth Corporation (A)
        2.415%, 02/15/05                           1,750           1,750
                                                                ---------
Total Corporate Bonds
   (Cost $90,361) ($ Thousands)                                   90,242
                                                                ---------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 11.7%
   FHLMC
        7.000%, 03/01/07                              21              22
   FHLMC (A)
        3.601%, 02/01/05                           2,353           2,427
        3.589%, 02/01/05                           2,963           3,034
   FHLMC REMIC, Ser 1599, Cl C
        6.100%, 10/15/23                             694             710
   FHLMC REMIC, Ser 1614, Cl J
        6.250%, 11/15/22                             418             422
   FHLMC REMIC, Ser 2061, Cl TA
        5.250%, 10/15/27                             606             609
   FHLMC REMIC, Ser 2381, Cl VE
        6.500%, 11/15/16                             410             410
   FHLMC REMIC, Ser 2518, Cl FP (A)
        2.730%, 02/15/05                           2,172           2,178
   FHLMC REMIC, Ser 2594, Cl QH
        4.000%, 10/15/16                           1,074           1,077
   FHLMC REMIC, Ser 2638, Cl KA
        3.000%, 07/15/09                           1,149           1,148
   FHLMC REMIC, Ser 2676, Cl NA
        4.000%, 03/15/14                           1,715           1,718
   FHLMC REMIC, Ser 2684, Cl PA
        5.000%, 02/15/10                             303             303
   FHLMC REMIC, Ser 2684, Cl QM
        3.500%, 03/15/19                           1,300           1,298
   FHLMC REMIC, Ser 2691, Cl OK
        3.500%, 05/15/17                           1,789           1,787
   FHLMC REMIC, Ser 2727, Cl PA
        4.125%, 08/15/18                           2,355           2,364

--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / Annual Report / January 31, 2005

-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
   FHLMC REMIC, Ser 2750, Cl NA
        3.500%, 03/15/15                         $ 1,450        $  1,447
   FHLMC REMIC, Ser 2750, Cl OA
        3.500%, 10/15/11                           1,895           1,896
   FHLMC REMIC, Ser 2760, Cl LJ
        4.000%, 01/15/33                           2,000           2,005
   FNMA (A)
        4.028%, 02/01/05                           1,236           1,271
        3.948%, 02/01/05                             285             295
        3.945%, 02/01/05                             250             257
        3.668%, 02/01/05                           1,385           1,439
        3.533%, 02/01/05                             513             525
        3.512%, 02/01/05                           2,253           2,306
        2.800%, 02/01/05                             409             408
   FNMA REMIC, Ser 1993-220, Cl FA (A)
        3.131%, 02/25/05                             365             368
   FNMA REMIC, Ser 1993-58, Cl H
        5.500%, 04/25/23                             519             533
   FNMA REMIC, Ser 2001-33, Cl FA (A)
        2.980%, 02/25/05                             734             739
   FNMA REMIC, Ser 2002-63, Cl QF (A)
        2.830%, 02/25/05                             596             597
   FNMA REMIC, Ser 2002-64, Cl FG (A)
        2.730%, 02/18/05                             670             671
   FNMA REMIC, Ser 2003-57, Cl KL
        3.500%, 03/25/09                           1,335           1,335
   GNMA REMIC, Ser 2003-75, Cl YM
        4.000%, 10/20/21                           1,040           1,041
   SLMA (A)
        2.600%, 03/15/05                             500             500
                                                                ---------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $37,571) ($ Thousands)                                   37,140
                                                                ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.3%
   FHLMC
        2.000%, 02/23/06                           1,000             987
                                                                ---------
Total U.S. Government Agency Obligations
   (Cost $1,000) ($ Thousands)                                       987
                                                                ---------

CERTIFICATE OF DEPOSIT -- 0.1%
   Sovereign Bank
        4.000%, 02/01/08                             400             400
                                                                ---------
Total Certificate of Deposit
   (Cost $399) ($ Thousands)                                         400
                                                                ---------


-------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------
REPURCHASE AGREEMENT (C) -- 0.3%
   UBS Securities LLC
     2.500%, dated 01/31/05,
     to be repurchased on 02/01/05,
     repurchase price $1,000,069
     (collateralized by FHLMC
     obligation, par value $1,025,000,
     3.250%, 11/02/07, with total
     market value $1,024,164)                    $ 1,000        $  1,000
                                                                ---------
Total Repurchase Agreement
   (Cost $1,000) ($ Thousands)                                     1,000
                                                                ---------
Total Investments -- 98.4%
   (Cost $313,555) ($ Thousands)                                 312,428
                                                                ---------

OTHER ASSETS AND LIABILITIES -- 1.6%
Payable for Investment Securities Purchased                       (3,821)
Payable for Fund Shares Redeemed                                  (1,295)
Income Distribution Payable                                         (123)
Administration Fees Payable                                          (66)
Investment Advisory Fees Payable                                     (16)
Other Assets and Liabilities, Net                                 10,275
                                                                ---------
Total Other Assets and Liabilities                                 4,954
                                                                ---------
Net Assets -- 100.0%                                            $317,382
                                                                =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                    $320,998
Distribution in excess of net investment income                       (3)
Accumulated net realized loss on investments                      (2,486)
Net unrealized depreciation on investments                        (1,127)
                                                                ---------
Net Assets -- 100.0%                                            $317,382
                                                                =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($317,382,177 / 158,618,080 shares)                             $2.00
                                                                =========

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2005. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C) Tri-Party Repurchase Agreement.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     31

                       This page intentionally left blank

Statements of Assets and Liabilities ($Thousands)


January 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TREASURY II  INTERMEDIATE-DURATION
                                                                                                FUND        GOVERNMENT FUND

---------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at Market Value (Cost $373,949 and $107,096, respectively)                  $373,949               $107,129
   Cash                                                                                            1                     12
   Receivable for Investment Securities Sold                                                  49,840                  4,425
   Interest Receivable                                                                           277                  1,515
   Receivable for Fund Shares Sold                                                                --                     33
   Prepaid Expenses                                                                               17                      3
---------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                              424,084                113,117
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                                                49,682                  3,275
   Income Distribution Payable                                                                   360                    201
   Payable for Fund Shares Redeemed                                                               --                    173
   Administration Fees Payable                                                                    69                     33
   Shareholder Servicing Fees Payable                                                             27                      1
   Investment Advisory Fees Payable                                                                8                      9
   Trustees' Fees Payable                                                                          2                      1
   Accrued Expenses                                                                               58                     30
---------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                          50,206                  3,723
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  $373,878               $109,394
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital                                                                          $374,143               $109,858
   Undistributed Net Investment Income                                                            --                     11
   Accumulated Net Realized Loss on Investments                                                 (265)                  (508)
   Net Unrealized Appreciation on Investments and Futures Contracts                               --                     33
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  $373,878               $109,394
---------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($263,726,522 / 263,971,486 Shares and
       $109,393,791 / 10,420,016 Shares, respectively)                                         $1.00                 $10.50
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class B
     ($78,781,394 / 78,775,532 Shares)                                                         $1.00                     --
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class C
     ($31,370,281 / 31,395,932 Shares)                                                         $1.00                     --
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     33

Statements of Operations ($ Thousands)


For the year ended January 31, 2005

--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                     MONEY                                                       PRIME
                                                    MARKET            GOVERNMENT     GOVERNMENT II          OBLIGATION
                                                      FUND                  FUND              FUND                FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                 $13,469               $10,477           $11,078             $69,438
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                               2,859                 1,689             1,462               8,698
   Shareholder Servicing Fees - Class A Shares       1,223                 1,025             1,353               7,580
   Shareholder Servicing Fees - Class B Shares         378                   477               557               1,912
   Shareholder Servicing Fees - Class C Shares         846                   505               202               4,099
   Shareholder Servicing Fees - Class H Shares          --                    --                --                 160
   Shareholder Servicing Fees - Sweep Class Shares     400                   159                --                 198
   Distribution Fees - Sweep Class Shares              199                    80                --                  99
Investment Advisory Fees                               203                   165               180               1,072
   Registration Fees                                    36                    30                34                 189
   Custodian/Wire Agent Fees                            35                    28                36                 221
   Proxy costs                                          11                     9                10                  58
   Trustees' Fees                                        8                     7                 7                  29
   Other Expenses                                       76                    57                65                 352
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    6,274                 4,231             3,906              24,667
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                           --                    --                --                  --
     Administration Fees                            (1,652)                 (564)             (242)             (1,389)
     Shareholder Servicing Fees - Class A Shares    (1,223)               (1,025)           (1,353)             (7,580)
     Shareholder Servicing Fees - Sweep Class Shares    --                    (2)               --                  --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      3,399                 2,640             2,311              15,698
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                               10,070                 7,837             8,767              53,740
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
     Investments                                        10                   (58)               (7)                (14)
     Futures Contracts                                  --                    --                --                  --
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
     Investments                                        --                    --                --                  --
     Futures Contracts                                  --                    --                --                  --
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                               $10,080               $ 7,779           $ 8,760             $53,726
---------------------------------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                                                                                    SHORT-DURATION   INTERMEDIATE-DURATION
                                                  TREASURY           TREASURY II        GOVERNMENT              GOVERNMENT
                                                      FUND                  FUND              FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $9,423                $6,294            $6,564                  $3,996
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                               1,633                 1,157               895                     409
   Shareholder Servicing Fees - Class A Shares         664                   735               638                     292
   Shareholder Servicing Fees - Class B Shares         678                   391                --                      --
   Shareholder Servicing Fees - Class C Shares         416                   288                --                      --
   Shareholder Servicing Fees - Class H Shares          --                    --                --                      --
   Shareholder Servicing Fees - Sweep Class Shares     523                    --                --                      --
   Distribution Fees - Sweep Class Shares              260                    --                --                      --
Investment Advisory Fees                               159                   113               249                     114
   Registration Fees                                    30                    23                15                       6
   Custodian/Wire Agent Fees                            14                    19                15                       3
   Proxy costs                                           9                     6                 3                       1
   Trustees' Fees                                        2                     1                 2                       1
   Other Expenses                                       60                    40                86                      34
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                    4,448                 2,773             1,903                     860
---------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                           --                    --               (45)                     --
     Administration Fees                              (532)                 (144)              (66)                     --
     Shareholder Servicing Fees - Class A Shares      (664)                 (735)             (638)                   (273)
     Shareholder Servicing Fees - Sweep Class Shares   (24)                   --                --                      --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                      3,228                 1,894             1,154                     587
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                6,195                 4,400             5,410                   3,409
---------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
     Investments                                       (31)                  (57)             (561)                   (328)
     Futures Contracts                                  --                    --                --                      19
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
     Investments                                        --                    --            (2,245)                   (908)
     Futures Contracts                                  --                    --                --                      --
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $6,164                $4,343            $2,604                  $2,192
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                                           ULTRA
                                                      GNMA            SHORT BOND
                                                      FUND                  FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                  $8,539                $7,235
-----------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                 599                 1,159
   Shareholder Servicing Fees - Class A Shares         466                   825
   Shareholder Servicing Fees - Class B Shares          --                    --
   Shareholder Servicing Fees - Class C Shares          --                    --
   Shareholder Servicing Fees - Class H Shares          --                    --
   Shareholder Servicing Fees - Sweep Class Shares      --                    --
   Distribution Fees - Sweep Class Shares               --                    --
Investment Advisory Fees                               182                   331
   Registration Fees                                    11                    14
   Custodian/Wire Agent Fees                             6                    18
   Proxy costs                                           2                     4
   Trustees' Fees                                        2                     3
   Other Expenses                                       61                   107
-----------------------------------------------------------------------------------
   Total Expenses                                    1,329                 2,461
-----------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                           --                  (132)
     Administration Fees                                --                  (340)
     Shareholder Servicing Fees - Class A Shares      (204)                 (825)
     Shareholder Servicing Fees - Sweep Class Shares    --                    --
-----------------------------------------------------------------------------------
   Net Expenses                                      1,125                 1,164
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                7,414                 6,071
-----------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
     Investments                                       917                  (241)
     Futures Contracts                                (149)                   --
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) ON:
     Investments                                    (1,903)               (2,114)
     Futures Contracts                                  19                    --
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                $6,298                $3,716
-----------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     35

Statements of Changes in Net Assets ($ Thousands)


For the years ended January 31,

---------------------------------------------------------------------------------------------------------------------------
                                                                       MONEY MARKET                      GOVERNMENT
                                                                           FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                    2005            2004            2005            2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $   10,070     $     8,431      $    7,837     $     6,105
   Net Realized Gain (Loss) from Investments                          10               1             (58)              1
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations           10,080           8,432           7,779           6,106
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                      (6,774)         (5,766)         (5,421)         (3,876)
     Class B                                                      (1,387)         (1,059)         (1,474)         (1,482)
     Class C                                                      (1,421)         (1,298)           (778)           (640)
     Class H                                                          --              --              --              --
     Sweep Class                                                    (488)           (280)           (164)           (106)
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                               (10,070)         (8,403)         (7,837)         (6,104)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 4,146,390       5,076,254       3,175,417       2,216,730
   Reinvestment of Dividends & Distributions                       4,358           3,838           2,778           2,005
   Cost of Shares Redeemed                                    (4,229,702)     (5,057,407)     (3,138,663)     (2,258,934)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions   (78,954)         22,685          39,532         (40,199)
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                   890,581       1,073,417       1,333,648       1,720,092
   Reinvestment of Dividends & Distributions                         273              46             413             535
   Cost of Shares Redeemed                                      (907,607)     (1,108,455)     (1,417,797)     (1,738,626)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions   (16,753)        (34,992)        (83,736)        (17,999)
---------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                   951,826       1,336,865         363,736         652,694
   Reinvestment of Dividends & Distributions                          83              82              --              --
   Cost of Shares Redeemed                                    (1,000,318)     (1,443,722)       (383,222)       (685,797)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions   (48,409)       (106,775)        (19,486)        (33,103)
---------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --              --              --
   Reinvestment of Dividends & Distributions                          --              --              --              --
   Cost of Shares Redeemed                                            --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions        --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                   568,216         649,916         275,839         363,775
   Reinvestment of Dividends & Distributions                          --              --               4               2
   Cost of Shares Redeemed                                      (586,907)       (711,857)       (294,254)       (369,947)
---------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from
     Sweep Class Transactions                                    (18,691)        (61,941)        (18,411)         (6,170)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Capital Share Transactions                                 (162,807)       (181,023)        (82,101)        (97,471)
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                      (162,797)       (180,994)        (82,159)        (97,469)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                           1,016,457       1,197,451         722,448         819,917
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                $  853,660     $ 1,016,457     $   640,289     $   722,448
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)       $        1     $        --     $        --     $        --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36                     SEI Daily Income Trust / Annual Report / January 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                                                                       GOVERNMENT II                 PRIME OBLIGATION
                                                                           FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                    2005            2004            2005            2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $    8,767     $     7,755    $     53,740    $     43,163
   Net Realized Gain (Loss) from Investments                          (7)             (3)            (14)             (2)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations            8,760           7,752          53,726          43,161
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                      (6,773)         (6,354)        (39,748)        (32,509)
     Class B                                                      (1,710)         (1,142)         (6,719)         (5,236)
     Class C                                                        (285)           (259)         (6,719)         (4,882)
     Class H                                                          --              --            (336)           (240)
     Sweep Class                                                      --              --            (229)           (135)
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                (8,768)         (7,755)        (53,751)        (43,002)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 1,586,478       2,134,347      28,226,610      30,631,273
   Reinvestment of Dividends & Distributions                         991             735          11,613          13,789
   Cost of Shares Redeemed                                    (1,641,136)     (2,235,845)    (28,501,217)    (30,937,037)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions   (53,667)       (100,763)       (262,994)       (291,975)
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                   954,415         965,206       5,733,758       4,792,807
   Reinvestment of Dividends & Distributions                         279             235           2,252           2,233
   Cost of Shares Redeemed                                      (995,268)       (938,851)     (5,644,471)     (4,999,869)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions   (40,574)         26,590          91,539        (204,829)
---------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                   226,759         291,589       5,914,517       6,523,503
   Reinvestment of Dividends & Distributions                          15              --           2,240           1,454
   Cost of Shares Redeemed                                      (254,989)       (299,597)     (6,051,272)     (6,589,444)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions   (28,215)         (8,008)       (134,515)        (64,487)
---------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --          79,666         143,725
   Reinvestment of Dividends & Distributions                          --              --             336             242
   Cost of Shares Redeemed                                            --              --         (74,804)       (152,275)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions        --              --           5,198          (8,308)
---------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                        --              --         362,421         492,469
   Reinvestment of Dividends & Distributions                          --              --              17               3
   Cost of Shares Redeemed                                            --              --        (366,929)       (512,041)
---------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from
     Sweep Class Transactions                                         --              --          (4,491)        (19,569)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Capital Share Transactions                                 (122,456)        (82,181)       (305,263)       (589,168)
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                      (122,464)        (82,184)       (305,288)       (589,009)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                             816,826         899,010       4,746,195       5,335,204
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                $  694,362     $   816,826    $  4,440,907    $  4,746,195
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)       $       (1)    $        --    $          1    $         12
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                         TREASURY                       TREASURY II
                                                                           FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                    2005            2004            2005            2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                      $    6,195     $     4,934     $     4,400     $     4,579
   Net Realized Gain (Loss) from Investments                         (31)             (1)            (57)              1
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations            6,164           4,933           4,343           4,580
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                      (3,211)         (2,292)         (3,202)         (3,129)
     Class B                                                      (1,925)         (1,908)           (923)         (1,139)
     Class C                                                        (545)           (525)           (319)           (368)
     Class H                                                          --              --              --              --
     Sweep Class                                                    (514)           (256)             --              --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                (6,195)         (4,981)         (4,444)         (4,636)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                 2,544,088       4,053,885       1,343,161       1,813,985
   Reinvestment of Dividends & Distributions                         348             532             971             827
   Cost of Shares Redeemed                                    (2,515,994)     (3,936,986)     (1,349,541)     (1,956,536)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions    28,442         117,431          (5,409)       (141,724)
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                 1,365,840       1,332,298         699,828       1,578,879
   Reinvestment of Dividends & Distributions                         463             386             111             173
   Cost of Shares Redeemed                                    (1,485,282)     (1,326,971)       (781,992)     (1,628,596)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions  (118,979)          5,713         (82,053)        (49,544)
---------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                   820,022       1,103,113         585,363       1,143,299
   Reinvestment of Dividends & Distributions                          12               8              --              --
   Cost of Shares Redeemed                                      (860,744)     (1,096,481)       (612,405)     (1,177,421)
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions   (40,710)          6,640         (27,042)        (34,122)
---------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                        --              --              --              --
   Reinvestment of Dividends & Distributions                          --              --              --              --
   Cost of Shares Redeemed                                            --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions        --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                   504,982         579,300              --              --
   Reinvestment of Dividends & Distributions                          --              --              --              --
   Cost of Shares Redeemed                                      (505,250)       (585,871)             --              --
---------------------------------------------------------------------------------------------------------------------------
   Increase(Decrease) in Net Assets from
     Sweep Class Transactions                                       (268)         (6,571)             --              --
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Capital Share Transactions                                 (131,515)        123,213        (114,504)       (225,390)
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                      (131,546)        123,165        (114,605)       (225,446)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                             795,557         672,392         488,483         713,929
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                $  664,011     $   795,557     $   373,878     $   488,483
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)       $       --     $        --     $        --     $        44
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     37

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      SHORT-DURATION
                                                                                                      GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   2005               2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                      $   5,410           $  7,094
   Net Realized Gain (Loss) on Investments and Futures Contracts                                   (561)               892
   Net Change in Unrealized Depreciation of Investments and Futures Contracts                    (2,245)            (3,161)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                           2,604              4,825
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                         (6,335)            (8,882)
   Net Realized Gains                                                                                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                             (6,335)            (8,882)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                132,571            321,211
     Reinvestment of Dividends & Distributions                                                    4,309              6,388
     Cost of Shares Redeemed                                                                   (221,100)          (351,602)
---------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                (84,220)           (24,003)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                      (87,951)           (28,060)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                            289,986            318,046
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                $ 202,035           $289,986
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                                       $       5           $     (6)
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                               12,899             30,761
     Reinvestment of Distributions                                                                  420                613
     Shares Redeemed                                                                            (21,506)           (33,761)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                       (8,187)            (2,387)
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2005

---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INTERMEDIATE-DURATION
                                                                                                       GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   2005               2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                       $  3,409          $   4,729
   Net Realized Gain (Loss) on Investments and Futures Contracts                                   (309)             6,406
   Net Change in Unrealized Depreciation of Investments and Futures Contracts                      (908)            (6,641)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                           2,192              4,494
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                         (3,597)            (5,064)
   Net Realized Gains                                                                               (80)            (2,821)
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                             (3,677)            (7,885)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                 37,922            125,899
     Reinvestment of Dividends & Distributions                                                    1,591              4,838
     Cost of Shares Redeemed                                                                    (63,249)          (180,740)
---------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                (23,736)           (50,003)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                      (25,221)           (53,394)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                            134,615            188,009
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                 $109,394          $ 134,615
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                                        $     11          $       2
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                3,596             11,548
     Reinvestment of Distributions                                                                  151                449
     Shares Redeemed                                                                             (5,983)           (16,603)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                       (2,236)            (4,606)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                                           GNMA
                                                                                                           FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   2005               2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                      $   7,414          $   9,748
   Net Realized Gain (Loss) on Investments and Futures Contracts                                    768                451
   Net Change in Unrealized Depreciation of Investments and Futures Contracts                    (1,884)            (4,442)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                           6,298              5,757
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                         (9,524)           (15,863)
   Net Realized Gains                                                                                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                             (9,524)           (15,863)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                 44,917            193,367
     Reinvestment of Dividends & Distributions                                                    6,188             12,120
     Cost of Shares Redeemed                                                                    (96,223)          (366,291)
---------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                (45,118)          (160,804)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                      (48,344)          (170,910)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                            219,483            390,393
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                 $171,139          $ 219,483
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                                        $     (7)         $      (5)
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                4,613             19,235
     Reinvestment of Distributions                                                                  635              1,216
     Shares Redeemed                                                                             (9,876)           (36,748)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                       (4,628)           (16,297)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                                       ULTRA SHORT
                                                                                                        BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   2005               2004
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                       $  6,071          $   6,481
   Net Realized Gain (Loss) on Investments and Futures Contracts                                   (241)               176
   Net Change in Unrealized Depreciation of Investments and Futures Contracts                    (2,114)              (755)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                           3,716              5,902
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                         (6,945)            (7,350)
   Net Realized Gains                                                                                --                 --
---------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                             (6,945)            (7,350)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                343,268            395,806
     Reinvestment of Dividends & Distributions                                                    5,389              5,211
     Cost of Shares Redeemed                                                                    321,862)          (458,037)
---------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                 26,795            (57,020)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                       23,566            (58,468)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                            293,816            352,284
---------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                 $317,382          $ 293,816
---------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                                        $     (3)         $       4
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                              170,682            195,339
     Reinvestment of Distributions                                                                2,683              2,574
     Shares Redeemed                                                                           (160,158)          (226,173)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions                       13,207            (28,260)
---------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     39

Financial Highlights

For the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS B
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS C
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   SWEEP CLASS
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)

GOVERNMENT FUND
   CLASS A
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS B
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS C
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   SWEEP CLASS
   2005                    $1.00        $ 0.01(1)         $  --(1)         $ 0.01          $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05           (0.05)             (0.05)


-----------------------------------------------------------------------------------------------------------------------

                                                                                         Ratio of
                                                                                         Expenses       Ratio of Net
                                                                         Ratio of      to Average         Investment
                       Net Asset                     Net Assets          Expenses      Net Assets             Income
                      Value, End         Total    End of Period        to Average      (Excluding         to Average
                       of Period       Return+    ($ Thousands)        Net Assets        Waivers)         Net Assets
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2005                    $1.00          1.37%        $524,849              0.18%           0.62%              1.38%
   2004                     1.00          1.04          603,798              0.18            0.62               1.05
   2003                     1.00          1.61          581,097              0.18            0.63               1.59
   2002                     1.00          3.70          419,783              0.18            0.63               3.90
   2001                     1.00          6.49          741,949              0.18            0.64               6.39
   CLASS B
   2005                    $1.00          1.07%        $107,650              0.48%           0.67%              1.10%
   2004                     1.00          0.74          124,401              0.48            0.67               0.74
   2003                     1.00          1.31          159,389              0.48            0.68               1.30
   2002                     1.00          3.39          197,280              0.48            0.68               3.27
   2001                     1.00          6.17          161,067              0.48            0.69               6.07
   CLASS C
   2005                    $1.00          0.86%        $152,060              0.68%           0.87%              0.84%
   2004                     1.00          0.54          200,467              0.68            0.87               0.55
   2003                     1.00          1.11          307,236              0.68            0.88               1.10
   2002                     1.00          3.19          407,312              0.68            0.88               3.02
   2001                     1.00          5.96          307,545              0.68            0.89               5.84
   SWEEP CLASS
   2005                    $1.00          0.61%        $ 69,101              0.93%           1.12%              0.61%
   2004                     1.00          0.29           87,791              0.93            1.12               0.30
   2003                     1.00          0.85          149,729              0.93            1.13               0.85
   2002                     1.00          2.93          177,857              0.93            1.13               2.92
   2001                     1.00          5.70          219,802              0.93            1.14               5.63

GOVERNMENT FUND
   CLASS A
   2005                     1.00          1.30%        $369,440              0.20%           0.53%              1.32%
   2004                     1.00          1.00          329,940              0.20            0.53               0.99
   2003                     1.00          1.53          370,142              0.20            0.53               1.51
   2002                     1.00          3.64          402,096              0.20            0.53               3.42
   2001                     1.00          6.37          254,143              0.20            0.54               6.21
   CLASS B
   2005                     1.00          1.00%        $156,741              0.50%           0.58%              0.93%
   2004                     1.00          0.69          240,491              0.50            0.58               0.70
   2003                     1.00          1.23          258,488              0.50            0.58               1.20
   2002                     1.00          3.33          217,957              0.50            0.58               3.00
   2001                     1.00          6.05           90,343              0.50            0.59               5.92
   CLASS C
   2005                     1.00          0.80%        $ 86,267              0.70%           0.78%              0.77%
   2004                     1.00          0.49          105,763              0.70            0.78               0.50
   2003                     1.00          1.02          138,864              0.70            0.78               1.02
   2002                     1.00          3.13          151,256              0.70            0.78               2.90
   2001                     1.00          5.84          104,452              0.70            0.79               5.73
   SWEEP CLASS
   2005                    $1.00          0.55%        $ 27,841              0.95%           1.03%              0.51%
   2004                     1.00          0.25           46,254              0.95            1.03               0.25
   2003                     1.00          0.77           52,423              0.95            1.03               0.77
   2002                     1.00          2.87           71,277              0.95            1.03               2.67
   2001                     1.00          5.57           47,477              0.95            1.04               5.47



---------------------------------------------------------------------------------
40                      SEI Daily Income Trust / Annual Report / January 31, 2005




-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
   CLASS A
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
CLASS B
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS C
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)

PRIME OBLIGATION FUND
   CLASS A
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.04               --              0.04           (0.04)             (0.04)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS B
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS C
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)



-----------------------------------------------------------------------------------------------------------------------

                                                                                         Ratio of
                                                                                         Expenses       Ratio of Net
                                                                         Ratio of      to Average         Investment
                       Net Asset                     Net Assets          Expenses      Net Assets             Income
                      Value, End         Total    End of Period        to Average      (Excluding         to Average
                       of Period       Return+    ($ Thousands)        Net Assets        Waivers)         Net Assets
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
   CLASS A
   2005                    $1.00          1.27%      $  515,216              0.20%           0.48%              1.25%
   2004                     1.00          0.96          568,888              0.20            0.47               0.96
   2003                     1.00          1.50          669,654              0.20            0.48               1.49
   2002                     1.00          3.63          688,112              0.20            0.48               3.63
   2001                     1.00          6.31          910,748              0.20            0.49               6.14
CLASS B
   2005                    $1.00          0.97%      $  160,509              0.50%           0.53%              0.92%
   2004                     1.00          0.66          201,085              0.50            0.52               0.66
   2003                     1.00          1.20          174,496              0.50            0.53               1.19
   2002                     1.00          3.32          164,741              0.50            0.53               3.21
   2001                     1.00          5.99          140,408              0.50            0.54               5.88
   CLASS C
   2005                    $1.00          0.76%      $   18,637              0.70%           0.73%              0.71%
   2004                     1.00          0.46           46,853              0.70            0.72               0.46
   2003                     1.00          1.00           54,860              0.70            0.73               1.00
   2002                     1.00          3.11           80,415              0.70            0.73               2.84
   2001                     1.00          5.78           56,011              0.70            0.74               5.67

PRIME OBLIGATION FUND
   CLASS A
   2005                    $1.00          1.34%      $2,972,833              0.20%           0.48%              1.31%
   2004                     1.00          1.02        3,235,847              0.20            0.48               1.02
   2003                     1.00          1.58        3,527,722              0.20            0.48               1.56
   2002                     1.00          3.70        3,989,778              0.20            0.48               3.72
   2001                     1.00          6.46        5,113,420              0.20            0.49               6.25
   CLASS B
   2005                    $1.00          1.03%      $  663,635              0.50%           0.53%              1.05%
   2004                     1.00          0.72          572,097              0.50            0.53               0.72
   2003                     1.00          1.28          776,902              0.50            0.53               1.26
   2002                     1.00          3.39          676,475              0.50            0.53               3.21
   2001                     1.00          6.14          473,294              0.50            0.54               6.01
   CLASS C
   2005                    $1.00          0.83%      $  730,310              0.70%           0.73%              0.82%
   2004                     1.00          0.52          864,829              0.70            0.73               0.52
   2003                     1.00          1.07          929,285              0.70            0.73               1.07
   2002                     1.00          3.18          946,967              0.70            0.73               3.07
   2001                     1.00          5.93          809,989              0.70            0.74               5.81


   Amounts designated as "--" are $0 or have been rounded to $0.
     + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1) Per share calculations were performed using average shares.
   (2) Amount represents less than $0.01 per share.


   The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     41


Financial Highlights

For the periods ended January 31,
For a Share Outstanding Throughout the Periods
-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS H
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001(3)                  1.00          0.04               --              0.04           (0.04)             (0.04)
   SWEEP CLASS
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)

TREASURY FUND
   CLASS A
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.02               --              0.02           (0.02)             (0.02)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS B
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01           (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)
   CLASS C
   2005                    $1.00        $ 0.01(1)         $  --(1)          $0.01          $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06           (0.06)             (0.06)


-----------------------------------------------------------------------------------------------------------------------

                                                                                         Ratio of
                                                                                         Expenses       Ratio of Net
                                                                         Ratio of      to Average         Investment
                       Net Asset                     Net Assets          Expenses      Net Assets             Income
                      Value, End         Total    End of Period        to Average      (Excluding         to Average
                       of Period       Return+    ($ Thousands)        Net Assets        Waivers)         Net Assets
-----------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS H
   2005                    $1.00          0.90%        $ 41,221              0.63%           0.66%              0.90%
   2004                     1.00          0.59           36,023              0.63            0.66               0.59
   2003                     1.00          1.15           44,327              0.63            0.66               1.13
   2002                     1.00          3.25           29,412              0.63            0.65               2.89
   2001(3)                  1.00          3.94            9,591              0.63            0.67               5.90
   SWEEP CLASS
   2005                    $1.00          0.58%        $ 32,908              0.95%           0.98%              0.58%
   2004                     1.00          0.27           37,399              0.95            0.98               0.28
   2003                     1.00          0.82           56,968              0.95            0.98               0.83
   2002                     1.00          2.92           76,982              0.95            0.98               2.88
   2001                     1.00          5.67           68,954              0.95            0.99               5.61

TREASURY FUND
   CLASS A
   2005                    $1.00          1.22%        $292,974              0.20%           0.53%              1.21%
   2004                     1.00          0.96          264,544              0.20            0.53               0.92
   2003                     1.00          1.51          147,129              0.20            0.54               1.50
   2002                     1.00          3.48          221,636              0.20            0.53               3.30
   2001                     1.00          6.24          126,044              0.20            0.55               6.06
   CLASS B
   2005                    $1.00          0.91%        $206,698              0.50%           0.58%              0.85%
   2004                     1.00          0.66          325,687              0.50            0.58               0.65
   2003                     1.00          1.21          319,991              0.50            0.59               1.19
   2002                     1.00          3.18          316,896              0.50            0.58               3.11
   2001                     1.00          5.92          308,688              0.50            0.60               5.79
   CLASS C
   2005                    $1.00          0.71%        $ 68,932              0.70%           0.78%              0.66%
   2004                     1.00          0.46          109,647              0.70            0.78               0.45
   2003                     1.00          1.01          103,015              0.70            0.79               0.98
   2002                     1.00          2.97           97,755              0.70            0.78               2.86
   2001                     1.00          5.71           99,816              0.70            0.80               5.56



--------------------------------------------------------------------------------
42                      SEI Daily Income Trust / Annual Report / January 31, 2005





-----------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and
                       Net Asset                     Unrealized                         Dividends              Total
                          Value,           Net            Gains             Total        from Net          Dividends
                       Beginning    Investment         (Losses)              from      Investment                and
                       of Period        Income    on Securities        Operations          Income      Distributions
-----------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2005                    $1.00       $    --(1)         $  --(1)         $   --          $   --(2)          $   --(2)
   2004                     1.00            --(1)            --(1)             --              --(2)              --(2)
   2003                     1.00          0.01               --              0.01           (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03           (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05           (0.05)             (0.05)

TREASURY II FUND
   CLASS A
   2005                    $1.00       $  0.01(1)         $  --(1)         $ 0.01           $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01            (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01            (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03            (0.03)             (0.03)
   2001                     1.00          0.06               --              0.06            (0.06)             (0.06)
   CLASS B
2005                       $1.00       $  0.01(1)         $  --(1)         $ 0.01           $(0.01)            $(0.01)
   2004                     1.00          0.01(1)            --(1)           0.01            (0.01)             (0.01)
   2003                     1.00          0.01               --              0.01            (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03            (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05            (0.05)             (0.05)
   CLASS C
   2005                    $1.00       $  0.01(1)         $  --(1)         $ 0.01           $(0.01)            $(0.01)
   2004                     1.00            --(1)            --(1)             --               --(2)              --(2)
   2003                     1.00          0.01               --              0.01            (0.01)             (0.01)
   2002                     1.00          0.03               --              0.03            (0.03)             (0.03)
   2001                     1.00          0.05               --              0.05            (0.05)             (0.05)


-----------------------------------------------------------------------------------------------------------------------

                                                                                         Ratio of
                                                                                         Expenses       Ratio of Net
                                                                         Ratio of      to Average         Investment
                       Net Asset                     Net Assets          Expenses      Net Assets             Income
                      Value, End         Total    End of Period        to Average      (Excluding         to Average
                       of Period       Return+    ($ Thousands)        Net Assets        Waivers)         Net Assets
-----------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2005                    $1.00          0.49%        $ 95,407              0.93%           1.03%              0.49%
   2004                     1.00          0.23           95,679              0.92            1.03               0.22
   2003                     1.00          0.76          102,257              0.95            1.04               0.75
   2002                     1.00          2.71          119,263              0.95            1.03               2.61
   2001                     1.00          5.45          110,640              0.95            1.05               5.33

TREASURY II FUND
   CLASS A
   2005                    $1.00          1.09%        $263,727              0.25%           0.53%              1.08%
   2004                     1.00          0.81          269,200              0.25            0.53               0.80
   2003                     1.00          1.42          410,954              0.25            0.53               1.42
   2002                     1.00          3.35          556,201              0.25            0.53               3.20
   2001                     1.00          5.86          406,003              0.25            0.54               5.70
   CLASS B
2005                       $1.00          0.79%        $ 78,781              0.55%           0.58%              0.70%
   2004                     1.00          0.51          160,859              0.55            0.58               0.51
   2003                     1.00          1.12          210,421              0.55            0.58               1.08
   2002                     1.00          3.05          133,310              0.55            0.58               2.94
   2001                     1.00          5.55           98,111              0.55            0.59               5.40
   CLASS C
   2005                    $1.00          0.59%        $ 31,370              0.75%           0.78%              0.54%
   2004                     1.00          0.31           58,424              0.75            0.78               0.30
   2003                     1.00          0.91           92,554              0.75            0.78               0.90
   2002                     1.00          2.84          109,581              0.75            0.78               2.71
   2001                     1.00          5.33           90,640              0.75            0.79               5.30

   Amounts designated as "--" are $0 or have been rounded to $0.
     + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1) Per share calculations were performed using average shares.
   (2) Amount represents less than $0.01 per share.
   (3) Prime Obligation Fund Class H shares were offered beginning June 8, 2000. All ratios and total return for that period have been annualized.


   The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     43



Financial Highlights

For the periods ended January 31,
For a Share Outstanding Throughout the Years
----------------------------------------------------------------------------------------------------------------------------------

                                                   Net Realized
                                                            and                                  Distributions
                       Net Asset                     Unrealized                       Dividends           from           Total
                          Value,           Net            Gains            Total       from Net       Realized       Dividends
                       Beginning    Investment         (Losses)             from     Investment        Capital             and
                       of Period        Income    on Securities       Operations         Income          Gains   Distributions
----------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2005                   $10.35        $ 0.22(1)        $(0.12)(1)       $ 0.10         $(0.26)        $   --          $(0.26)
   2004                    10.46          0.22(1)         (0.06)(1)         0.16          (0.27)            --           (0.27)
   2003                    10.30          0.32             0.21             0.53          (0.34)         (0.03)          (0.37)
   2002                    10.15          0.47             0.16             0.63          (0.48)            --           (0.48)
   2001                     9.87          0.60             0.28             0.88          (0.60)            --           (0.60)

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2005                   $10.64        $ 0.31(1)        $(0.11)(1)       $ 0.20         $(0.33)        $(0.01)         $(0.34)
   2004                    10.89          0.31(1)          0.01(1)          0.32          (0.33)         (0.24)          (0.57)
   2003                    10.40          0.42             0.51             0.93          (0.44)            --           (0.44)
   2002                    10.22          0.54             0.18             0.72          (0.54)            --           (0.54)
   2001                     9.62          0.56             0.60             1.16          (0.56)            --           (0.56)

GNMA FUND
   CLASS A
   2005                   $ 9.86        $ 0.39(1)        $(0.04)(1)       $ 0.35         $(0.50)        $   --          $(0.50)
   2004                    10.13          0.30(1)         (0.09)(1)         0.21          (0.48)            --           (0.48)
   2003                     9.91          0.44             0.31             0.75          (0.53)            --           (0.53)
   2002                     9.78          0.55             0.14             0.69          (0.56)            --           (0.56)
   2001                     9.20          0.62             0.58             1.20          (0.62)            --           (0.62)

ULTRA SHORT BOND FUND
   CLASS A
   2005                   $ 2.02        $ 0.04(1)        $(0.02)(1)       $ 0.02         $(0.04)        $   --          $(0.04)
   2004                     2.03          0.04(1)         (0.01)(1)         0.03          (0.04)            --           (0.04)
   2003                     2.03          0.06               --             0.06          (0.06)         (0.00)(2)       (0.06)
   2002                     2.01          0.10             0.02             0.12          (0.10)            --           (0.10)
   2001                     1.97          0.12             0.04             0.16          (0.12)            --           (0.12)


----------------------------------------------------------------------------------------------------------------------------------

                                                                                       Ratio of
                                                                                       Expenses   Ratio of Net
                                                                        Ratio of     to Average     Investment
                       Net Asset                     Net Assets         Expenses     Net Assets         Income       Portfolio
                      Value, End         Total    End of Period       to Average     (Excluding     to Average        Turnover
                       of Period       Return+    ($ Thousands)       Net Assets       Waivers)     Net Assets            Rate
----------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2005                   $10.19          0.96%        $202,035             0.45%          0.74%          2.12%             66%
   2004                    10.35          1.55          289,986             0.45           0.72           2.07             117
   2003                    10.46          5.29          318,046             0.45           0.73           2.92             125
   2002                    10.30          6.28          150,993             0.45           0.72           4.58              84
   2001                    10.15          9.14           99,495             0.45           0.74           5.94              79

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2005                   $10.50          1.85%        $109,394             0.50%          0.73%          2.92%             80%
   2004                    10.64          2.98          134,615             0.50           0.72           2.89             154
   2003                    10.89          9.12          188,009             0.50           0.73           3.92              57
   2002                    10.40          7.19          119,335             0.50           0.72           5.17              50
   2001                    10.22         12.42           84,523             0.50           0.73           5.67              41

GNMA FUND
   CLASS A
   2005                   $ 9.71          3.64%        $171,139             0.60%          0.71%          3.97%             85%
   2004                     9.86          2.16          219,483             0.60           0.69           2.97             145
   2003                    10.13          7.73          390,393             0.60           0.70           4.12             146
   2002                     9.91          7.22          234,747             0.60           0.69           5.50             108
   2001                     9.78         13.44           88,403             0.60           0.71           6.52              81

ULTRA SHORT BOND FUND
   CLASS A
   2005                   $ 2.00          1.11%        $317,382             0.35%          0.75%          1.84%             59%
   2004                     2.02          1.61          293,816             0.35           0.73           1.84              68
   2003                     2.03          3.35          352,284             0.35           0.73           2.81              76
   2002                     2.03          6.08          167,901             0.35           0.72           4.74              75
   2001                     2.01          8.45          114,536             0.35           0.73           6.10              68

   Amounts designated as "--" are $0 or have been rounded to $0.
     + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
   (1) Per share calculations were performed using average shares.
   (2) Amount represents less than $0.01 per share.


   The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
44                     SEI Daily Income Trust / Annual Report / January 31, 2005

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements

1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund", collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond, previously known as Corporate Daily Income (each a "Fund", collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2005, there were no fair valued securities in the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS -- The Intermediate-Duration Government Fund and the GNMA Fund utilized futures contracts during the year ended


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     45

January 31, 2005. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. As of January 31, 2005, Intermediate-Duration Government Fund did not have any open future contracts.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Statement of Net Assets in the GNMA Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month.

Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- SEI Investments Fund Management (the
"Administrator") provides management, administrative, and shareholder services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                                  .33%
   Government Fund                                                    .24%
   Government II Fund                                                 .19%
   Prime Obligation Fund                                              .19%
   Treasury Fund                                                      .24%
   Treasury II Fund                                                   .24%
   Short-Duration Government Fund                                     .35%
   Intermediate-Duration Government Fund                              .35%
   GNMA Fund                                                          .32%
   Ultra Short Bond Fund                                              .35%

However, the Administrator has also voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

---------------------------------------------------------------------------
               Money                         Prime
              Market   Gov't  Gov't II  Obligation  Treasury  Treasury II
                Fund    Fund      Fund        Fund      Fund         Fund
---------------------------------------------------------------------------
Class A         .18%    .20%      .20%        .20%      .20%         .25%
Class B         .48%    .50%      .50%        .50%      .50%         .55%
Class C         .68%    .70%      .70%        .70%      .70%         .75%
Class H          N/A     N/A       N/A        .63%       N/A          N/A
Sweep Class     .93%    .95%        *         .95%      .95%           *

*Class not currently operational
------------------------------------------------------------------
                          Short-  Intermediate-            Ultra
                        Duration       Duration            Short
                      Government     Government     GNMA    Bond
                            Fund           Fund     Fund    Fund
------------------------------------------------------------------
Class A                     .45%           .50%     .60%    .35%

Extraordinary expenses are not included within this expense cap. Therefore, during the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, includ-


--------------------------------------------------------------------------------
46                     SEI Daily Income Trust / Annual Report / January 31, 2005
ing the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
-----------------------------------------------------------------------------
                                                    Adminis-
                                      Shareholder    trative
                                        Servicing    Service   Distribution
                                             Fees       Fees          Fees*
-----------------------------------------------------------------------------
Money Market Fund
  Class A                                    .25%        --             --
  Class B                                    .25%       .05%            --
  Class C                                    .25%       .25%            --
  Sweep Class                                .25%        --            .50%
Government Fund
  Class A                                    .25%
  Class B                                    .25%       .05%            --
  Class C                                    .25%       .25%            --
  Sweep Class                                .25%        --            .50%
Government II Fund
  Class A                                    .25%        --             --
  Class B                                    .25%       .05%            --
  Class C                                    .25%       .25%            --
Prime Obligation Fund
  Class A                                    .25%        --             --
  Class B                                    .25%       .05%            --
  Class C                                    .25%       .25%            --
  Class H                                    .25%       .18%            --
  Sweep Class                                .25%        --            .50%
Treasury Fund
  Class A                                    .25%        --             --
  Class B                                    .25%       .05%            --
  Class C                                    .25%       .25%            --
  Sweep Class                                .25%        --            .50%
Treasury II Fund
  Class A                                    .25%        --             --
  Class B                                    .25%       .05%            --
  Class C                                    .25%       .25%            --
Short-Duration Government Fund -- Class A    .25%        --             --
Intermediate-Duration
  Government Fund -- Class A                 .25%        --             --
GNMA Fund -- Class A                         .25%        --             --
Ultra Short Bond Fund -- Class A             .25%        --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and .02% of such net assets in excess of $500 million.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP") as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund.

Wellington Management Company LLP, ("Wellington LLP") serves as Sub-Adviser to the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Bond Funds.

Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2005, were as follows for the Fixed Income Funds:
------------------------------------------------------------------------------
                      Short-   Intermediate-                           Ultra
                    Duration        Duration                           Short
                  Government      Government            GNMA            Bond
                        Fund            Fund            Fund            Fund
               ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------
PURCHASES
U.S. Government     $130,116         $92,433        $158,280        $ 35,191
Other                 22,118              --             125         107,990

SALES
U.S. Government     $230,066        $115,585        $203,471        $ 83,045
Other                  6,944              --               5         115,689

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     47

Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to distribution reclass, expiration of capital loss carryforwards, and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been classified to/from the following accounts during the fiscal year ended January 31, 2005:

                                                   Undistributed    Accumulated
                                                  Net Investment   Net Realized
                                  Paid-in Capital         Income    Gain (Loss)
                                    ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Money Market Fund                           $  --         $    1        $    (1)
Government II Fund                            (69)            --             69
Short-Duration Government Fund                 --            936           (936)
Intermediate-Duration Government Fund          --            197           (197)
GNMA Fund                                    (414)         2,108         (1,694)
Ultra Short Bond Fund                          --            867           (867)


The tax character of dividends and distributions during the last two fiscal years were as follows:

------------------------------------------------------------------------------------------
                                                 Ordinary       Long-term
                                                   Income    Capital Gain           Total
                                            ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------
Money Market Fund                       2005      $10,070            $ --         $10,070
                                        2004        8,403              --           8,403
Government Fund                         2005        7,837              --           7,837
                                        2004        6,104              --           6,104
Government II Fund                      2005        8,768              --           8,768
                                        2004        7,755              --           7,755
Prime Obligation Fund                   2005       53,751              --          53,751
                                        2004       43,002              --          43,002
Treasury Fund                           2005        6,195              --           6,195
                                        2004        4,981              --           4,981
Treasury II Fund                        2005        4,444              --           4,444
                                        2004        4,636              --           4,636
Short-Duration Government Fund          2005        6,335              --           6,335
                                        2004        8,882              --           8,882
Intermediate-Duration Government Fund   2005        3,597              80           3,677
                                        2004        5,064           2,821           7,885
GNMA Fund                               2005        9,524              --           9,524
                                        2004       15,863              --          15,863
Ultra Short Bond Fund                   2005        6,945              --           6,945
                                        2004        7,350              --           7,350


As of January 31, 2005 the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                         Undistributed Undistributed       Capital         Post-         Other     Unrealized                  Total
                              Ordinary     Long Term          Loss       October     Temporary   Appreciation Distributable Earnings
                                Income  Capital Gain Carryforwards        Losses   Differences (Depreciation)   (Accumulated Losses)
                         ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)          ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund               $1,505          $  2       $    --          $ --       $(1,501)        $   --                  $  6
Government Fund                  1,068            --           (69)          (4)        (1,068)            --                   (73)
Government II Fund               1,184            --           (48)           --        (1,185)            --                   (49)
Prime Obligation Fund            7,398            --           (87)           --        (7,396)            --                   (85)
Treasury Fund                      928            --           (88)          (9)          (928)            --                   (97)
Treasury II Fund                   508            --          (225)         (37)          (508)            (3)                 (265)
Short-Duration
    Government Fund                547            --        (2,225)        (556)          (543)        (1,048)               (3,825)
Intermediate-Duration
    Government Fund                332            --          (301)        (170)          (321)            (4)                 (464)
GNMA Fund                          713            --       (10,256)        (102)          (719)         3,435                (6,929)
Ultra Short Bond Fund              664            --        (2,019)        (467)          (667)        (1,127)               (3,616)



--------------------------------------------------------------------------------
48                     SEI Daily Income Trust / Annual Report / January 31, 2005

At January 31, 2005, the following funds had capital loss carryforwards to offset future realized capital gains:
-------------------------------------------------------------------
                                           Amount      Expiration
                                    ($ Thousands)            Date
-------------------------------------------------------------------

Government Fund                            $    5         1/31/06
                                                5         1/31/10
                                                5         1/31/11
                                               54         1/31/13

Government II Fund                             38         1/31/06
                                                3         1/31/12
                                                7         1/31/13

Prime Obligation Fund                          27         1/31/10
                                               43         1/31/11
                                                2         1/31/12
                                               15         1/31/13

Treasury Fund                                  65         1/31/11
                                                1         1/31/12
                                               22         1/31/13

Treasury II Fund                              148         1/31/06
                                               40         1/31/10
                                               20         1/31/11
                                               17         1/31/13

Short-Duration Government Fund                899         1/31/12
                                            1,326         1/31/13

Intermediate-Duration Government Fund         301         1/31/13

GNMA Fund                                     238         1/31/06
                                              109         1/31/08
                                            1,607         1/31/09
                                              776         1/31/11
                                            6,407         1/31/12
                                            1,119         1/31/13

Ultra Short Bond Fund                         557         1/31/11
                                              442         1/31/12
                                            1,020         1/31/13

During the year ended January 31, 2005, the following fund utilized capital loss carryforwards to offset realized capital gains.
------------------------------------------------------------
                                                     Amount
                                              ($ Thousands)
------------------------------------------------------------
Money Market Fund                                     $   4

The Government II Fund and GNMA Fund have permanent book/tax differences due to the expiration of capital loss carryforwards. The Government II Fund and GNMA Fund have $68,745 and $414,209 of capital losses, respectively, which have expired as of January 31, 2005.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2004 through January 31, 2005 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At January 31, 2005 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2005, were as follows:
--------------------------------------------------------------------------------
                                            Net                    Unrealized
                         Federal    Appreciated    Depreciated   Appreciation
                        Tax Cost     Securities     Securities (Depreciation)
                   ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Short-Duration
   Government Fund      $202,474           $357        $(1,405)       $(1,048)

Intermediate-Duration
   Government Fund       107,133            627           (631)            (4)

GNMA Fund                171,926          3,621           (186)         3,435

Ultra Short
   Bond Fund             313,555            254         (1,381)        (1,127)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     49

Trustees and Officers of the Trust (Unaudited)
The following chart lists Trustees and Officers as of March 28, 2005.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                       NUMBER OF
                                     OFFICE                                       PORTFOLIOS
                                       AND            PRINCIPAL                     IN FUND
     NAME             POSITION(S)   LENGTH OF        OCCUPATION(S)                  COMPLEX          OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH      TIME            DURING PAST                   OVERSEEN                HELD BY
    AND AGE             TRUSTS       SERVED1          FIVE YEARS                   BY TRUSTEE2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher        Chairman   since 1982   Currently performs various             69          Trustee of The Advisors' Inner
One Freedom              of the                 services on behalf of SEI                          Circle Fund, The Advisors'
Valley Drive,           Board of                Investments for which Mr.                          Inner Circle Fund II, Bishop
Oaks, PA 19456          Trustees*               Nesher is compensated.                             Street Funds, The MDL Funds,
58 yrs. old                                                                                        SEI Global Master Fund, plc,
                                                                                                   SEI Global Assets Fund, plc,
                                                                                                   SEI Global Investments Fund,
                                                                                                   plc, SEI Investments Global,
                                                                                                   Limited, SEI Absolute Return
                                                                                                   Master Fund, L.P., SEI
                                                                                                   Absolute Return Fund, L.P.,
                                                                                                   SEI Opportunity Master
                                                                                                   Fund, L.P., and SEI
                                                                                                   Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*   since 1982   Self-employed consultant since 2003.   69          Trustee of The Advisors' Inner
1701 Market Street                              Partner, Morgan, Lewis & Bockius                   Circle Fund, The Advisors'
Philadelphia, PA                                LLP(law firm) from 1976 to 2003,                   Inner Circle Fund II, The MDL
19103                                           counsel to the Trust, SEI Invest-                  Funds, SEI Investments Global
64 yrs. old                                     ments, SIMC, the Administrator                     Fund Services, Limited and
                                                and the Distributor. Secretary                     SEI Investments Global,
                                                of SEI Investments since 1978.                     Limited; Director of SEI
                                                                                                   Investments since 1974.
                                                                                                   Director of the Distributor
                                                                                                   since 2003.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee    since 1982   Retired                                69          Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee    since 1994   Attorney, sole practitioner since      69          Trustee of The Advisors' Inner
One Freedom                                     1994. Partner, Dechert Price                       Circle Fund, The Advisors'
Valley Drive,                                   & Rhoads, September 1987-                          Inner Circle Fund II, The MDL
Oaks, PA 19456                                  December 1993.                                     Funds, Massachusetts Health
73 yrs. old                                                                                        and Education Tax-Exempt
                                                                                                   Trust and U.S. Charitable
                                                                                                   Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee    since 1996   Self-Employed Consultant, Newfound     69          Trustee of The Advisors' Inner
One Freedom                                     Consultants Inc. since April 1997.                 Circle Fund, The Advisors'
Valley Drive                                                                                       Inner Circle Fund II, The
Oaks, PA 19456                                                                                     MDL Funds, State Street
62 yrs. old                                                                                        Navigator Securities Lending
                                                                                                   Trust, SEI Absolute Return
                                                                                                   Master Fund, L.P., SEI
                                                                                                   Absolute Return Fund, L.P.,
                                                                                                   SEI Opportunity Master Fund,
                                                                                                   L.P., and SEI Opportunity
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
50                     SEI Daily Income Trust / Annual Report / January 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                            NUMBER OF
                                    OFFICE                                            PORTFOLIOS
                                      AND                 PRINCIPAL                     IN FUND
     NAME           POSITION(S)    LENGTH OF            OCCUPATION(S)                   COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH       TIME                DURING PAST                   OVERSEEN               HELD BY
    AND AGE           TRUSTS        SERVED1              FIVE YEARS                   BY TRUSTEE2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
Rosemarie B. Greco    Trustee     since 1999    Director, Governor's Office of Health      69      Director, Sonoco, Inc.; Director,
One Freedom                                     Care Reform, Commonwealth of                       Exelon Corporation; Trustee,
Valley Drive                                    Pennsylvania since 2003. Founder and               Pennsylvania Real Estate
Oaks, PA 19456                                  Principal, Grecoventures Ltd. from                 Investment Trust.
58 yrs. old                                     1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy          Trustee     since 2003    Managing Partner, Cue Capital since        69      SEI Absolute Return Master
One Freedom                                     March 2002, Managing Partner and                   Fund, L.P., SEI Absolute Return
Valley Drive,                                   Head of Sales, Investorforce, March                Fund, L.P., SEI Opportunity
Oaks, PA 19456                                  2000-December 2001; Global Partner                 Master Fund, L.P., and SEI
47 yrs. old                                     working for the CEO, Invesco Capital,              Opportunity Fund, L.P.
                                                January 1998-January 2000. Head of
                                                Sales and Client Services, Chancellor
                                                Capital and later LGT Asset Management,
                                                1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams     Trustee     since 2004    Vice President and Chief Investment        69                 N/A
One Freedom                                     Officer, J. Paul Getty Trust, Non-Profit
Valley Drive,                                   Foundation for Visual Arts, since
Oaks, PA 19456                                  December 2002. President, Harbor
57 yrs. old                                     Capital Advisors and Harbor Mutual
                                                Funds, 2000-2002. Manager, Pension
                                                Asset Management, Ford Motor Company,
                                                1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President    since 1982    Executive Vice President, Enterprise       N/A                N/A
One Freedom            & CEO                    Division of SEI Investments since 1993.
Valley Drive,                                   Director and President of SIMC since
Oaks, PA 19456                                  2004. Chief Executive Officer of the
54 yrs. old                                     Administrator and Director of the
                                                Distributor since 2003. Executive
                                                Vice President of SIMC, 1999-2004.
                                                Executive Vice President of the
                                                Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.  Controller and  since 2003    Director, Fund Accounting and              N/A                N/A
Rodriguez              Chief                    Administration, SEI Investments Global
One Freedom          Financial                  Funds Services since September 2002
Valley Drive,         Officer                   (and 1997-2002); Vice President, Fund
Oaks, PA 19456                                  Administration, BlackRock Financial
43 yrs. old                                     Management, April 2002 to September
                                                2002.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice       since 2002    General Counsel and Secretary of SIMC      N/A               N/A
One Freedom          President                  and the Administrator since 2004.
Valley Drive            and                     Vice President and Assistant Secretary
Oaks, PA 19456       Secretary                  of SEI Investments since 2001. Vice
37 yrs. old                                     President of SIMC and the Administrator
                                                since 1999. Assistant Secretary of SIMC,
                                                the Administrator and the Distributor and
                                                Vice President of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN
 THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
 OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
 INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
 AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     51

Trustees and Officers of the Trust (Unaudited) (Concluded)


------------------------------------------------------------------------------------------------------------------------------------
                                    TERM OF                                               NUMBER OF
                                    OFFICE                                               PORTFOLIOS
                                      AND                 PRINCIPAL                        IN FUND
     NAME           POSITION(S)    LENGTH OF            OCCUPATION(S)                      COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH       TIME                DURING PAST                      OVERSEEN             HELD BY
    AND AGE           TRUSTS        SERVED1              FIVE YEARS                      BY TRUSTEE2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------
Sofia A. Rosala        Vice       since 2004    Compliance Officer of SEI Investments        N/A                 N/A
One Freedom          President                  since Sept. 2001. Account and Product
Valley Drive            and                     Consultant, SEI Private Trust Company,
Oaks, PA 19456       Assistant                  1998-2001.
31 yrs. old          Secretary
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson    Vice       since 2004    Joined SEI Investments in Aug. 2004          N/A                 N/A
One Freedom          President                  General Counsel, Citco Mutual Fund
Valley Drive            and                     Services, 2003-2004. Vice President
Oaks, PA 19456       Assistant                  and Associate Counsel, Oppenheimer
41 yrs. old          Secretary                  Funds, 2001-2003. Vice President and
                                                Assistant Counsel, Oppenheimer Funds,
                                                1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue          Vice       since 2004    Director of Portfolio Implementations for    N/A                 N/A
One Freedom          President                  SIMC since 1995. Managing Director
Valley Drive                                    of Money Market Investments for
Oaks, PA 19456                                  SIMC since 2003.
41 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III   Chief      since 2004    Chief Compliance Officer and Assistant       N/A                 N/A
One Freedom         Compliance                  Secretary of SIMC since March
Valley Drive          Officer                   2004. First Vice President, Merrill
Oaks, PA 19456                                  Lynch Investment Managers
40 yrs. old                                     (Americas) from 2003-2004. Director,
                                                Merrill Lynch Investment Managers
                                                (Americas), 2001-2002. Vice President,
                                                Merrill Lynch Investment Managers
                                                (Americas), 1998-2000.
-----------------------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice       since 2005    Joined SEI Investments in October            N/A                 N/A
One Freedom          President                  2004. Vice President, Deutsche
Valley Drive            and                     Asset Management (2003-2004).
Oaks, PA 19456       Assistant                  Associate, Morgan, Lewis & Bockius LLP
36 yrs. old          Secretary                  (2000-2003). Assistant Vice President,
                                                ING Variable Annuities Group (1999-2000).
-----------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang        Vice       since 2005    Joined SEI Investments in January 2005.      N/A                 N/A
One Freedom          President                  Counsel, Caledonian Bank & Trust's
Valley Drive            and                     Mutual Funds Group (2004). Counsel,
Oaks, PA 19456       Assistant                  Permal Asset Management (2001-2004).
32 yrs. old          Secretary                  Associate, Schulte, Roth & Zabel's
                                                Investment Management Group
                                                (2000-2001). Staff Attorney, U.S. SEC's
                                                Division of Enforcement, Northeast
                                                Regional Office (1997-2000).
-----------------------------------------------------------------------------------------------------------------------------------
Nicole Alexander    Anti-Money    since 2005    Joined SEI Investments in January 2005.      N/A                 N/A
One Freedom         Laundering                  Compliance Analyst, TD Waterhouse
Valley Drive        Compliance                  (2004). Senior Compliance Analyst,
Oaks, PA 19456        Officer                   UBS Financial Services (2002-2004).
27 yrs. old                                     Knowledge Management Analyst,
                                                PriceWaterhouseCoopers Consulting
                                                (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

 1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
  OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
 2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
  INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
  AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
52                     SEI Daily Income Trust / Annual Report / January 31, 2005

SEI DAILY INCOME TRUST -- JANUARY 31, 2005


Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     53

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (concluded)




                         BEGINNING      ENDING                      EXPENSE
                          ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                           VALUE         VALUE        EXPENSE        DURING
                          7/31/04       1/31/05        RATIOS        PERIOD*
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,008.70        0.18%        $0.91
Class B Shares           1,000.00       1,007.20        0.48          2.42
Class C Shares           1,000.00       1,006.20        0.68          3.43
Sweep Class Shares       1,000.00       1,004.90        0.93          4.69

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,024.23        0.18%        $0.92
Class B Shares           1,000.00       1,022.72        0.48          2.44
Class C Shares           1,000.00       1,021.72        0.68          3.46
Sweep Class Shares       1,000.00       1,020.46        0.93          4.72
--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,008.40        0.20%        $1.01
Class B Shares           1,000.00       1,006.80        0.50          2.52
Class C Shares           1,000.00       1,005.80        0.70          3.53
Sweep Class Shares       1,000.00       1,004.60        0.95          4.79

HYPOTHETICAL 5% RETURN
Class A Shares           1,000.00       1,024.13        0.20%        $1.01
Class B Shares           1,000.00       1,022.62        0.50          2.54
Class C Shares           1,000.00       1,021.62        0.70          3.56
Sweep Class Shares       1,000.00       1,020.36        0.95          4.82
--------------------------------------------------------------------------------
GOVERNMENT II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,008.20        0.20%        $1.01
Class B Shares           1,000.00       1,006.70        0.50          2.52
Class C Shares           1,000.00       1,005.70        0.70          3.53

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,024.13        0.20%         1.02
Class B Shares           1,000.00       1,022.62        0.50          2.54
Class C Shares           1,000.00       1,021.62        0.70          3.56
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,008.50        0.20%        $1.01
Class B Shares           1,000.00       1,007.00        0.50          2.52
Class C Shares           1,000.00       1,006.00        0.70          3.53
Class H Shares           1,000.00       1,006.40        0.63          3.18
Sweep Class Shares       1,000.00       1,004.70        0.95          4.79

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,024.13        0.20%         1.02
Class B Shares           1,000.00       1,022.62        0.50          2.54
Class C Shares           1,000.00       1,021.62        0.70          3.56
Class H Shares           1,000.00       1,021.97        0.63          3.20
Sweep Class Shares       1,000.00       1,020.36        0.95          4.82
--------------------------------------------------------------------------------


                         BEGINNING      ENDING                      EXPENSE
                          ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                           VALUE         VALUE        EXPENSE        DURING
                          7/31/04       1/31/05       RATIOS         PERIOD*
--------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,007.80        0.20%        $1.01
Class B Shares           1,000.00       1,006.30        0.50          2.52
Class C Shares           1,000.00       1,005.30        0.70          3.53
Sweep Class Shares       1,000.00       1,004.00        0.95          4.79

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,024.13        0.20%         1.02
Class B Shares           1,000.00       1,022.62        0.50          2.54
Class C Shares           1,000.00       1,021.62        0.70          3.56
Sweep Class Shares       1,000.00       1,020.36        0.95          4.82
--------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,007.00        0.25%        $1.26
Class B Shares           1,000.00       1,005.50        0.55          2.77
Class C Shares           1,000.00       1,004.50        0.75          3.78

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,023.88        0.25%         1.27
Class B Shares           1,000.00       1,022.37        0.55          2.80
Class C Shares           1,000.00       1,021.37        0.75          3.81

--------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,007.60        0.45%        $2.27

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,022.87        0.45%         2.29
--------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,020.80        0.50%        $2.54

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,022.62        0.50%         2.54
--------------------------------------------------------------------------------
GNMA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,029.80        0.60%        $3.06

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,022.12        0.60%         3.05
--------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares          $1,000.00      $1,006.20        0.35%        $1.77

HYPOTHETICAL 5% RETURN
Class A Shares          $1,000.00      $1,023.38        0.35%         1.78

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
54                     SEI Daily Income Trust / Annual Report / January 31, 2005

Notice to Shareholders (Unaudited)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2005, each fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:


                                      (A) (B)
                                     LONG TERM              ORDINARY                 (C)                   (D)
                                   CAPITAL GAINS             INCOME                 TOTAL                 U.S.
                                   DISTRIBUTIONS          DISTRIBUTIONS         DISTRIBUTIONS          GOVERNMENT
PORTFOLIO                           (TAX BASIS)            (TAX BASIS)          (TAX BASIS)           INTEREST (1)
Money Market Fund                        --%                   100%                  100%                 12.43%*
Government Fund                          --                    100                   100                  48.02*
Government II Fund                       --                    100                   100                  99.84
Prime Obligation Fund                    --                    100                   100                  12.48*
Treasury Fund                            --                    100                   100                  36.79*
Treasury II Fund                         --                    100                   100                 100.00
Short-Duration Government Fund           --                    100                   100                  36.56*
Intermediate-Duration
   Government Fund                     2.15                  97.85                   100                  42.03*
GNMA Fund                                --                    100                   100                   3.45*
Ultra Short Bond Fund                    --                    100                   100                   3.88*

Items (A), (B) and (C) are based on the percentage of the fund's total distribution.
(1) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the "*" funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
Please consult your tax adviser for proper treatment of this information.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     55

Shareholder Voting Results (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the Trust voted on the proposals listed below. The results of the voting were as follows:


PROPOSAL 1:       To elect Trustees of the Trust

                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------
Rosemarie B. Greco

Affirmative          4,561,346,774.200                        55.298%                           96.282%
Withhold               176,126,347.780                         2.135%                            3.718%


TOTAL                4,737,473,121.980                        57.433%                          100.000%

Nina Lesavoy

Affirmative          4,561,336,730.200                        55.298%                           96.282%
Withhold               176,136,391.780                         2.135%                            3.718%


TOTAL                4,737,473,121.980                        57.433%                          100.000%

James M. Williams

Affirmative          4,555,378,266.530                        55.226%                           96.156%
Withhold               182,094,855.450                         2.207%                            3.844%


TOTAL                4,737,473,121.980                        57.433%                          100.000%


PROPOSAL 2:       To approve a "manager of managers" structure for the Short-Duration Government, Intermediate-Duration
                  Government, GNMA, and Ultra Short Bond Funds.

                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

SHORT-DURATION GOVERNMENT FUND

Affirmative             15,046,364.473                        57.787%                           84.960%
Against                  2,152,619.542                         8.267%                           12.155%
Abstain                     84,764.000                          .326%                             .478%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

INTERMEDIATE-DURATION GOVERNMENT FUND

Affirmative              6,261,007.624                        57.685%                           90.312%
Against                    367,260.279                         3.383%                            5.297%
Abstain                     17,857.000                          .165%                             .258%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%




--------------------------------------------------------------------------------
56                     SEI Daily Income Trust / Annual Report / January 31, 2005






                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

GNMA FUND

Affirmative             11,772,868.040                        63.598%                           91.788%
Against                    900,422.541                         4.864%                            7.020%
Abstain                     63,997.451                          .346%                             .499%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

ULTRA SHORT BOND FUND

Affirmative            110,240,952.538                        62.083%                           87.912%
Against                 11,724,559.663                         6.602%                            9.350%
Abstain                    429,416.101                          .242%                             .342%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

PROPOSAL 3:       To approve SIMC as investment adviser for the Short-Duration Government, Intermediate-Duration Government,
                  GNMA, and Ultra Short Bond Funds and to approve an investment advisory agreement with SIMC and these Funds.

SHORT-DURATION GOVERNMENT FUND

Affirmative             17,101,033.015                        65.678%                           96.562%
Against                     95,686.000                          .367%                             .540%
Abstain                     87,029.000                          .335%                             .492%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

INTERMEDIATE-DURATION GOVERNMENT FUND

Affirmative              6,581,678.903                        60.639%                           94.937%
Against                     46,521.000                          .429%                             .671%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

GNMA FUND

Affirmative             12,556,583.581                        67.832%                           97.898%
Against                    104,309.000                          .563%                             .813%
Abstain                     76,395.451                          .413%                             .596%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

ULTRA SHORT BOND FUND

Affirmative            121,624,654.770                        68.493%                           96.990%
Against                    348,802.197                          .197%                             .278%
Abstain                    421,471.335                          .237%                             .336%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31 ,2005                     57



Shareholder Voting Results (Unaudited) (Continued)


PROPOSAL 4:       To approve eliminating or reclassifying certain fundamental policies and restrictions for the Government
                  II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund and Ultra Short
                  Bond Fund.

                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

GOVERNMENT II FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            444,041,766.390                        57.412%                           99.943%
Against                    243,892.250                          .031%                             .055%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative            444,035,464.390                        57.411%                           99.941%
Against                    243,892.250                          .031%                             .055%
Abstain                     17,184.000                          .002%                             .004%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(c) Fundamental Policy Regarding Borrowing and Senior Securities

Affirmative            443,978,292.390                        57.403%                           99.928%
Against                    307,366.250                          .040%                             .070%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            443,978,292.390                        57.403%                           99.928%
Against                    307,366.250                          .040%                             .070%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative            443,978,292.390                        57.403%                           99.928%
Against                    307,366.250                          .040%                             .070%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative            443,978,292.390                        57.403%                           99.928%
Against                    307,366.250                          .040%                             .070%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%




--------------------------------------------------------------------------------
58                      SEI Daily Income Fund / Annual Report / January 31, 2005






                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            443,989,174.390                        57.405%                           99.931%
Against                    307,366.250                          .039%                             .069%
Abstain                           .000                          .000%                             .000%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative            443,960,761.390                        57.401%                           99.924%
Against                    324,897.250                          .042%                             .074%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative            443,960,761.390                        57.401%                           99.924%
Against                    324,897.250                          .042%                             .074%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative            443,960,761.390                        57.401%                           99.924%
Against                    324,897.250                          .042%                             .074%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative            443,960,761.390                        57.401%                           99.924%
Against                    324,897.250                          .042%                             .074%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(m) Fundamental Policy Regarding Investment in Options

Affirmative            443,960,761.390                        57.401%                           99.924%
Against                    324,897.250                          .042%                             .074%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            443,960,761.390                        57.401%                           99.924%
Against                    324,897.250                          .042%                             .074%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     59



Shareholder Voting Results (Unaudited) (Continued)


                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative            443,978,292.390                        57.403%                           99.928%
Against                    307,366.250                          .040%                             .070%
Abstain                     10,882.000                          .001%                             .002%

TOTAL                  444,296,540.640                        57.444%                          100.000%

SHORT-DURATION GOVERNMENT FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             17,074,219.015                        65.575%                           96.410%
Against                    113,061.000                          .434%                             .639%
Abstain                     96,468.000                          .371%                             .544%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             17,076,846.015                        65.585%                           96.425%
Against                    108,375.000                          .416%                             .612%
Abstain                     98,527.000                          .379%                             .556%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             17,076,173.015                        65.582%                           96.421%
Against                    110,998.000                          .427%                             .627%
Abstain                     96,577.000                          .371%                             .545%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             17,076,934.015                        65.585%                           96.425%
Against                    110,744.000                          .426%                             .626%
Abstain                     96,070.000                          .369%                             .542%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             17,077,436.015                        65.587%                           96.428%
Against                    110,744.000                          .426%                             .626%
Abstain                     95,568.000                          .367%                             .539%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%




--------------------------------------------------------------------------------
60                     SEI Daily Income Trust / Annual Report / January 31, 2005





                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             17,077,877.015                        65.589%                           96.431%
Against                    109,403.000                          .420%                             .618%
Abstain                     96,468.000                          .371%                             .544%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             17,077,329.015                        65.587%                           96.428%
Against                    112,217.000                          .431%                             .633%
Abstain                     94,202.000                          .362%                             .533%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             17,084,725.015                        65.615%                           96.469%
Against                    106,181.000                          .408%                             .600%
Abstain                     92,842.000                          .357%                             .524%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative             17,090,279.015                        65.637%                           96.501%
Against                     96,138.000                          .369%                             .543%
Abstain                     97,331.000                          .374%                             .549%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             17,083,130.015                        65.609%                           96.460%
Against                    105,050.000                          .404%                             .594%
Abstain                     95,568.000                          .367%                             .539%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             17,059,006.015                        65.516%                           96.324%
Against                    127,301.000                          .489%                             .719%
Abstain                     97,441.000                          .375%                             .550%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     61


Shareholder Voting Results (Unaudited) (Continued)


                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             17,077,120.015                        65.586%                           96.427%
Against                    108,416.000                          .416%                             .612%
Abstain                     98,212.000                          .378%                             .555%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative             17,081,588.015                        65.603%                           96.452%
Against                    107,958.000                          .415%                             .609%
Abstain                     94,202.000                          .362%                             .533%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             17,039,175.015                        65.440%                           96.212%
Against                    115,971.000                          .446%                             .655%
Abstain                    128,602.000                          .494%                             .726%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative             17,075,453.015                        65.580%                           96.417%
Against                    109,598.000                          .420%                             .619%
Abstain                     98,697.000                          .380%                             .557%
Broker Non-votes           426,235.000                         1.637%                            2.407%

TOTAL                   17,709,983.015                        68.017%                          100.000%

INTERMEDIATE-DURATION GOVERNMENT FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative              6,579,637.903                        60.620%                           94.908%
Against                     48,562.000                          .448%                             .700%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative              6,579,637.903                        60.620%                           94.908%
Against                     48,562.000                          .448%                             .700%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%




--------------------------------------------------------------------------------
62                     SEI Daily Income Trust / Annual Report / January 31, 2005





                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative              6,576,040.903                        60.587%                           94.856%
Against                     53,470.000                          .493%                             .771%
Abstain                     16,614.000                          .153%                             .240%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative              6,574,520.903                        60.573%                           94.834%
Against                     53,528.000                          .493%                             .772%
Abstain                     18,076.000                          .167%                             .261%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     63


Shareholder Voting Results (Unaudited) (Continued)


                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative              6,573,607.903                        60.565%                           94.821%
Against                     54,592.000                          .503%                             .787%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative              6,565,131.903                        60.487%                           94.699%
Against                     62,376.000                          .574%                             .899%
Abstain                     18,617.000                          .172%                             .269%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative              6,579,637.903                        60.620%                           94.908%
Against                     48,562.000                          .448%                             .700%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              6,574,671.903                        60.575%                           94.836%
Against                     53,528.000                          .493%                             .772%
Abstain                     17,925.000                          .165%                             .259%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%




--------------------------------------------------------------------------------
64                     SEI Daily Income Trust / Annual Report / January 31, 2005





                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative              6,574,520.903                        60.573%                           94.834%
Against                     53,528.000                          .493%                             .772%
Abstain                     18,076.000                          .167%                             .261%
Broker Non-votes           286,538.000                         2.640%                            4.133%

TOTAL                    6,932,662.903                        63.873%                          100.000%

GNMA FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative             12,523,228.755                        67.651%                           97.638%
Against                    149,002.826                          .805%                            1.162%
Abstain                     65,056.451                          .352%                             .507%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(b) Fundamental Policy Regarding Concentration

Affirmative             12,495,432.755                        67.501%                           97.421%
Against                    146,057.826                          .789%                            1.139%
Abstain                     95,797.451                          .518%                             .747%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             12,494,746.755                        67.498%                           97.416%
Against                    169,533.826                          .915%                            1.322%
Abstain                     73,007.451                          .395%                             .569%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             12,502,769.755                        67.541%                           97.479%
Against                    169,533.826                          .916%                            1.321%
Abstain                     64,984.451                          .351%                             .507%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative             12,493,221.755                        67.489%                           97.404%
Against                    169,533.826                          .916%                            1.322%
Abstain                     74,532.451                          .403%                             .581%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     65


Shareholder Voting Results (Unaudited) (Continued)


                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative             12,499,753.755                        67.525%                           97.455%
Against                    172,477.826                          .931%                            1.345%
Abstain                     65,056.451                          .352%                             .507%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             12,582,337.755                        67.971%                           98.099%
Against                    111,493.826                          .602%                             .869%
Abstain                     43,456.451                          .235%                             .339%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(h) Fundamental Policy Regarding Short Sales

Affirmative             12,579,022.755                        67.953%                           98.073%
Against                     98,491.826                          .532%                             .768%
Abstain                     59,773.451                          .323%                             .466%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative             12,579,022.755                        67.953%                           98.073%
Against                     92,231.826                          .498%                             .719%
Abstain                     66,033.451                          .357%                             .515%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative             12,569,546.755                        67.902%                           97.999%
Against                     98,491.826                          .532%                             .768%
Abstain                     69,249.451                          .374%                             .540%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative             12,550,577.755                        67.799%                           97.851%
Against                    111,007.826                          .600%                             .866%
Abstain                     75,702.451                          .409%                             .590%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%




--------------------------------------------------------------------------------
66                     SEI Daily Income Trust / Annual Report / January 31, 2005





                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative             12,542,134.755                        67.754%                           97.785%
Against                    134,285.826                          .725%                            1.047%
Abstain                     60,867.451                          .329%                             .475%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative             12,582,337.755                        67.971%                           98.099%
Against                    111,493.826                          .602%                             .869%
Abstain                     43,456.451                          .235%                             .339%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             12,571,007.755                        67.910%                           98.011%
Against                     88,917.826                          .480%                             .693%
Abstain                     77,362.451                          .418%                             .603%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative             12,549,039.755                        67.791%                           97.839%
Against                    112,738.826                          .609%                             .879%
Abstain                     75,509.451                          .408%                             .589%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

4(q) Fundamental Policy Requiring that At Least 65% of the GNMA Fund's Assets be Invested In Particular Types of Securities

Affirmative             12,564,775.755                        67.876%                           97.962%
Against                     87,002.826                          .470%                             .678%
Abstain                     85,509.451                          .462%                             .667%
Broker Non-votes            88,893.000                          .480%                             .693%

TOTAL                   12,826,181.032                        69.288%                          100.000%

ULTRA SHORT BOND FUND

4(a) Fundamental Policy Regarding Diversification

Affirmative            121,752,392.749                        68.565%                           97.092%
Against                    319,162.161                          .180%                             .254%
Abstain                    323,373.392                          .182%                             .258%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     67


Shareholder Voting Results (Unaudited) (Continued)


                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(b) Fundamental Policy Regarding Concentration

Affirmative            118,052,526.235                        66.482%                           94.141%
Against                  3,938,823.161                         2.218%                            3.141%
Abstain                    403,578.906                          .227%                             .322%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative            117,854,616.920                        66.370%                           93.984%
Against                  4,146,315.118                         2.335%                            3.306%
Abstain                    393,996.264                          .222%                             .315%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative            117,662,138.290                        66.262%                           93.830%
Against                  4,298,991.553                         2.421%                            3.428%
Abstain                    433,798.459                          .244%                             .346%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(e) Fundamental Policy Regarding Pledging and Mortgaging of Fund Assets

Affirmative            117,572,071.962                        66.211%                           93.758%
Against                  4,498,812.948                         2.534%                            3.588%
Abstain                    324,043.392                          .182%                             .258%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(f) Fundamental Policy Regarding Control of an Issuer

Affirmative            117,990,608.196                        66.447%                           94.092%
Against                  4,045,740.161                         2.278%                            3.226%
Abstain                    358,579.945                          .202%                             .286%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative            118,032,304.811                        66.470%                           94.125%
Against                  4,056,315.321                         2.285%                            3.235%
Abstain                    306,308.170                          .172%                             .244%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%




--------------------------------------------------------------------------------
68                     SEI Daily Income Trust / Annual Report / January 31, 2005





                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(h) Fundamental Policy Regarding Short Sales

Affirmative            117,868,676.660                        66.378%                           93.995%
Against                  4,099,262.183                         2.309%                            3.269%
Abstain                    426,989.459                          .240%                             .340%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(i) Fundamental Policy Regarding Underwriting Securities

Affirmative            121,443,839.681                        68.392%                           96.846%
Against                    621,191.119                          .349%                             .495%
Abstain                    329,897.502                          .186%                             .263%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(j) Fundamental Policy Regarding Investments in Securities of Other Investment Companies

Affirmative            117,813,878.553                        66.347%                           93.951%
Against                  4,294,361.676                         2.419%                            3.425%
Abstain                    286,688.073                          .161%                             .228%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(k) Eliminate Policy Regarding the Investing in Issuers when Securities are Owned by Officers and Trustees

Affirmative            121,374,172.153                        68.352%                           96.790%
Against                    659,518.093                          .372%                             .526%
Abstain                    361,238.056                          .203%                             .288%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(l) Fundamental Policy Regarding Investments in "Unseasoned Issuers"

Affirmative            121,477,939.730                        68.411%                           96.873%
Against                    584,987.070                          .329%                             .467%
Abstain                    332,001.502                          .187%                             .264%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(m) Fundamental Policy Regarding Investments in Options

Affirmative            117,775,662.283                        66.326%                           93.921%
Against                  4,289,368.517                         2.415%                            3.420%
Abstain                    329,897.502                          .186%                             .264%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2005                     69


Shareholder Voting Results (Unaudited) (Concluded)


                                                              % OF
                         NUMBER OF                          OUTSTANDING                      % OF SHARES
                          SHARES                              SHARES                            PRESENT
                     -----------------                   -----------------                 -----------------

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative            117,947,388.727                        66.423%                           94.058%
Against                  4,066,017.395                         2.289%                            3.242%
Abstain                    381,522.180                          .215%                             .305%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%

4(o) Fundamental Policy Regarding Investments in Illiquid and Restricted Securities

Affirmative            117,576,225.122                        66.214%                           93.762%
Against                  4,384,904.721                         2.469%                            3.496%
Abstain                    433,798.459                          .244%                             .347%
Broker Non-votes         3,004,180.000                         1.692%                            2.396%

TOTAL                  125,399,108.302                        70.619%                          100.000%




--------------------------------------------------------------------------------
70                     SEI Daily Income Trust / Annual Report / January 31, 2005

Notes


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Notes


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Notes


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Notes


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Notes


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Notes

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER

SEI Investments Management Corporation

SUB-ADVISERS
Banc of America Capital Management, LLC
Wellington Management Company, LLP

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background graphic omitted]



SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-022 (1/05)

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Trust

Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



----------------- ------------------------------------------------------ -----------------------------------------------------------
                                           2005                                                   2004
----------------- ------------------------------------------------------ -----------------------------------------------------------
                   All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                   services to the   services to       and services to    services to the   services to       and services to
                   Trust that were   service           service            Trust that were   service           service
                   pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                      were pre-         did not require
                                     approved          pre-approval                         approved          pre-approval
------ ---------- ------------------------------------------------------ -----------------------------------------------------------
(a)     Audit      $155,000                N/A         $0                 $128,000                N/A         $0
        Fees(1)

------ ---------- ------------------------------------------------------ -----------------------------------------------------------
(b)     Audit-     $0                $0                $0                 $0                $0                $0
        Related
        Fees
------ ---------- ------------------------------------------------------ -----------------------------------------------------------
(c)     Tax        $0                $0                $0                 $0                $0                $0
        Fees
------ ---------- ------------------------------------------------------ -----------------------------------------------------------
(d)     All        $0                $0                $165,000           $0                $0                $60,000
        Other
        Fees
----------------- ------------------------------------------------------ -----------------------------------------------------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Non-audit fees include amounts related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                --------------------------------------------------------
                                              2005             2004
                --------------------------------------------------------
                 Audit-Related Fees            0%               0%

                --------------------------------------------------------
                 Tax Fees                      0%               0%

                --------------------------------------------------------
                 All Other Fees                0%               0%

                --------------------------------------------------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $165,000 and $60,000 for 2005 and 2004, respectively.

(h)      Not Applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         SEI Daily Income Trust


By (Signature and Title)*            /s/ Edward D. Loughlin
                                     -----------------------------------
                                     Edward D. Loughlin, President & CEO

Date: April 11, 2005






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Edward D. Loughlin
                                     -----------------------------------
                                     Edward D. Loughlin, President & CEO

Date: April 11, 2005

By (Signature and Title)*           /s/ Peter (Pedro) A. Rodriguez
                                    --------------------------------------------
                                    Peter (Pedro) A. Rodriguez, Controller & CFO

Date: April 11, 2005

* Print the name and title of each signing officer under his or her signature.